UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   ________

                                   FORM N-CSR
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23028

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)
                                    ________


                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                Oaks, PA  19456
                    (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  1-866-330-9999

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2015

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                               [GRAPHIC OMITTED]





                     Winton Diversified Opportunities Fund

                     Annual Report
                     October 31, 2015





                               [GRAPHIC OMITTED]

[GRAPHIC OMITTED]
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Fund Information ............................................................  1
Letter to Shareholders ......................................................  2
Consolidated Schedule of Investments ........................................  5
Consolidated Statement of Assets and Liabilities ............................ 26
Consolidated Statement of Operations ........................................ 27
Consolidated Statement of Changes in Net Assets ............................. 28
Consolidated Financial Highlights ........................................... 29
Notes to the Consolidated Financial Statements .............................. 30
Report of Independent Registered Public Accounting Firm ..................... 52
Trustees and Officers of the Fund ........................................... 53
Approval of Investment Advisory Agreement ................................... 57



The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the Commission's website at http://www.sec. gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities will be available (i)without charge, upon request, by calling 1-866-330-9999; and (ii) on the Commission's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

[GRAPHIC OMITTED]
--------------------------------------------------------------------------------

FUND INFORMATION
For the period ended October 31, 2015


REGISTERED OFFICE           P.O. Box 588
                            Portland, ME 04112

ADVISER                     Winton Capital US LLC
                            375 Park Avenue
                            New York, NY 10152

DISTRIBUTOR                 SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, PA 19456

ADMINISTRATOR               SEI Investments Global Funds Services
                            One Freedom Valley Drive
                            Oaks, PA 19456

LEGAL COUNSEL               Morgan, Lewis & Bockius LLP
                            1701 Market Street
                            Philadelphia, PA 19103

CUSTODIAN                   The Bank of New York Mellon
                            101 Barclay Street
                            New York, NY 10286

TRANSFER AGENT              Atlantic Shareholder Services, LLC
                            Three Canal Plaza
                            Portland, ME 04101

PRIME BROKER                Morgan Stanley & Co., LLC
                            One New York Plaza
                            New York, NY 10004

INDEPENDENT REGISTERED      KPMG LLP
PUBLIC ACCOUNTING FIRM      1601 Market Street
                            Philadelphia, PA 19103

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations)
[GRAPHIC OMITTED]                          through October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Performance Summary

The Winton Diversified Opportunities Fund launched on September 30, 2015 and to October 31, 2015 its net asset value per share declined by 2.65% . For comparison, the HFRX Global Hedge Fund Index and 3-month USD Libor ended the same period 1.46% and 0.03% higher,respectively.

Portfolio Review

The Winton Diversified Opportunities Fund (the "Fund") follows the Winton Diversified Program (Enhanced)(the "Program"), a systematic investment approach based on the advanced statistical analysis of historic data. The Program is operated as an automated, computer-based system that uses leverage to invest, long and short, across global futures, forwards and cash equities. It trades multiple strategies in over 100 markets and has an allocation to market-neutral equity systems.

The period under review was challenging for the Fund's performance. Initially, equities and oil prices rallied, along side a gentler rise in gold prices, which altogether led the Fund's short exposure to the index, energies and precious metals sectors to losses. However, these trends partly reversed later on in the review period. Oil prices fell back to almost where they started, resulting in the Fund's short energy positions edging into a small profit. Of particular note was natural gas, where the futures contracts dropped nearly 18% in value over a single week in late October.

In Europe, there was excitement as comments from the European Central Bank president, Mario Draghi, left market participants expecting more monetary stimulus before year end. The Fund benefited from both the ensuing large drop in the euro against the US dollar and European short-term interest rate futures moving firmly into negative-rate territory. Even so, exposure to the fixed income sectors slipped into losses in the final days of October and was a small detractor for the period as a whole.

The market-neutral equity system also had a difficult time and cost around a percentage point of performance. The Fund's long exposure to the information technology sector, combined with short positions in energy and utilities, were the main drivers of this. In addition, the US earnings season created some large single-name moves such as Wal-Mart Stores falling 10% in a day. Still, the equity system has helped reduce the Fund's sensitivity to movements in US interest rates and is providing some useful diversification benefits.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations)
[GRAPHIC OMITTED]                          through October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS (continued)

In terms of Program development, Winton maintains its belief that financial markets can be studied using scientific methods in the same way as other natural phenomena, giving rise to inferential and ever-evolving investment systems. The Program is therefore backed, tested and developed by Winton's overarching research process on an ongoing basis; for example, after a periodic review, we recently updated the Program's commodity strategies. Our main focus was the delivery of a new version of the relative-value commodity system, but we took the opportunity to make some other incremental improvements as well.

While we were disappointed to see the Fund's net asset value per share fall over the review period, we do not expect the Program to deliver positive returns in every timeframe, especially over little more than a month. Instead, we take comfort in our research and continue to believe that the Program has the potential to provide our investors with attractive diversification benefits and returns that are in line with the stated investment objective.

Sincerely,

Winton Capital US LLC ("Winton")






                        DEFINITION OF COMPARATIVE INDEX
                        -------------------------------

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT
                                                            --------------------
                                                                 TOTAL RETURN
                                                            FOR THE PERIOD ENDED
                                                              OCTOBER 31, 2015+
                                                            --------------------
                                                            Cumulative Inception
                                                                   to Date*
                                                            --------------------
Winton Diversified Opportunities Fund, Class I shares              (2.65)%
                                                            --------------------
HFRX Global Hedge Fund Index                                        1.46%
                                                            --------------------


                 [LINE GRAPH OMITTED - PLOT POINTS AS FOLLOWS]

------------------------------------------------------------------------------------------------------------------
                                          9/30/15     10/5/15     10/12/15     10/19/15     10/26/15     10/31/15
------------------------------------------------------------------------------------------------------------------
Winton Diversified Opportunities Fund     $10,000      $9,873      $9,605       $9,631       $9,792       $9,735
------------------------------------------------------------------------------------------------------------------
HFRX Global Hedge Fund Index              $10,000     $10,061     $10,093      $10,095      $10,106      $10,146
------------------------------------------------------------------------------------------------------------------



* THE WINTON DIVERSIFIED OPPORTUNITIES FUND COMMENCED OPERATIONS ON SEPTEMBER 30, 2015.

+ IF THE ADVISER HAD NOT WAIVED A PORTION OF ITS FEE AND/OR REIMBURSED OTHER EXPENSES, THE FUND'S TOTAL RETURN MAY HAVE BEEN LOWER.

THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED INDEX. SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.

THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS

Below is a list of open equity swap contracts held by the Fund at October 31, 2015. All equity swap contracts are held with one counterparty, Morgan Stanley.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION             FUND PAYS/(RECEIVES)         DATE          CONTRACTS     AMOUNT $       (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Acciona SA ............................ (EONIA-1D - (0.129)%)      10/04/17           (17)        (1,406)             --
Accor ................................. (EONIA-1D - (0.129)%)      10/03/17          (362)       (17,897)             --
Acerinox SA ........................... (EONIA-1D - (0.129)%)      10/03/17          (354)        (4,104)             --
Ageas SA/NV ........................... (EONIA-1D - (0.129)%)      10/03/17          (175)        (7,692)             --
Air Liquide ........................... (EONIA-1D - (0.129)%)      10/03/17           (17)        (2,177)             --
Airbus Group N.V. ..................... (EONIA-1D - (0.129)%)      10/03/17           (16)        (1,117)             --
Akzo Nobel N.V. ....................... (EONIA-1D - (0.129)%)      10/03/17           (40)        (2,846)             --
Abertis Infraestructuras S.A. ......... (EONIA-1D - (0.129)%)      10/04/17           (27)          (442)             --
Alstom ................................ (EONIA-1D - (0.129)%)      10/03/17          (159)        (5,074)             --
Banco Bilbao Vizcaya Argentaria
 Sociedad Anonima ..................... (EONIA-1D - (0.129)%)      10/04/17        (1,353)       (12,123)             --
Banco Bilbao Vizcaya (InterimLine) .... (EONIA-1D - (0.129)%)      10/04/17            (9)           (88)             --
Banco De SAbadell SA .................. (EONIA-1D - (0.129)%)      10/04/17          (451)          (924)             --
Banco Popolare Societa Cooperativa .... (EONIA-1D - (0.129)%)      10/03/17          (286)        (4,362)             --
Banco Popular Espanol SA .............. (EONIA-1D - (0.129)%)      10/04/17          (894)        (3,463)             --
Beiersdorf AG ......................... (EONIA-1D - (0.129)%)      10/03/17          (136)       (12,780)             --
Bnp Paribas ........................... (EONIA-1D - (0.129)%)      10/03/17          (556)       (34,169)             --
Carrefour SA .......................... (EONIA-1D - (0.129)%)      10/03/17          (329)       (10,842)             --
Commerzbank AG ........................ (EONIA-1D - (0.129)%)      10/04/17          (738)        (8,293)             --
Compagnie De Saint-Gobain ............. (EONIA-1D - (0.129)%)      10/03/17          (719)       (30,966)             --
Distribuidora Internacional
 De Alimentacion ...................... (EONIA-1D - (0.129)%)      10/04/17          (897)        (6,139)             --
E.ON SE ............................... (EONIA-1D - (0.129)%)      10/03/17          (544)        (5,921)             --
Edenred S.A. .......................... (EONIA-1D - (0.129)%)      10/03/17          (305)        (5,762)             --
Edp - Energias De Portugal S.A. ....... (EONIA-1D - (0.129)%)      10/03/17        (1,914)        (7,191)             --
Electricite De France ................. (EONIA-1D - (0.129)%)      10/03/17          (787)       (15,354)             --
Enagas S.A. ........................... (EONIA-1D - (0.129)%)      10/04/17          (367)       (11,142)             --
Enel Spa .............................. (EONIA-1D - (0.129)%)      10/03/17        (8,954)       (41,672)             --
Eni S.P.A. ............................ (EONIA-1D - (0.129)%)      10/03/17          (783)       (13,182)             --
Erste Group Bank AG ................... (EONIA-1D - (0.129)%)      10/03/17          (109)        (3,214)             --
Etablissementen Fr. Colruyt Nv ........ (EONIA-1D - (0.129)%)      10/03/17           (69)        (3,401)             --
Ferrovial SA .......................... (EONIA-1D - (0.129)%)      10/04/17          (211)        (5,392)             --
Finmeccanica S.P.A. ................... (EONIA-1D - (0.129)%)      10/03/17          (990)       (13,349)             --
Gas Natural Sdg S.A. .................. (EONIA-1D - (0.129)%)      10/04/17          (584)       (12,842)             --
Gdf Suez .............................. (EONIA-1D - (0.129)%)      10/03/17          (784)       (13,889)             --
Heineken NV ........................... (EONIA-1D - (0.129)%)      10/03/17           (36)        (3,212)             --
Hochtief AG ........................... (EONIA-1D - (0.129)%)      10/03/17           (57)        (5,225)             --
Iberdrola SA .......................... (EONIA-1D - (0.129)%)      10/04/17        (5,721)       (40,627)             --
Ing Group NV .......................... (EONIA-1D - (0.129)%)      10/03/17          (123)        (1,822)             --
K+S Aktiengesellschaft ................ (EONIA-1D - (0.129)%)      10/03/17          (273)        (7,340)             --
Kerry Group PLC ....................... (EONIA-1D - (0.129)%)      10/03/17           (18)        (1,429)             --
Koninklijke Dsm N.V. .................. (EONIA-1D - (0.129)%)      10/03/17          (304)       (16,118)             --
Koninklijke Philips Electronics NV .... (EONIA-1D - (0.129)%)      10/03/17          (358)        (9,349)             --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE         CONTRACTS     AMOUNT $       (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Lagardere Sca ......................... (EONIA-1D - (0.129)%)      10/03/17          (172)        (5,075)             --
Lanxess Aktiengesellschaft ............ (EONIA-1D - (0.129)%)      10/03/17          (211)       (11,511)             --
Legrand SA ............................ (EONIA-1D - (0.129)%)      10/03/17           (36)        (1,989)             --
Man SE ................................ (EONIA-1D - (0.129)%)      10/03/17           (33)        (3,441)             --
Qiagen N.V. ........................... (EONIA-1D - (0.129)%)      10/03/17          (122)        (3,134)             --
Red Electrica De Espana S.A.U. ........ (EONIA-1D - (0.129)%)      10/04/17          (211)       (18,476)             --
Repsol SA ............................. (EONIA-1D - (0.129)%)      10/04/17        (1,508)       (19,118)             --
Rwe AG ................................ (EONIA-1D - (0.129)%)      10/03/17          (229)        (3,306)             --
Salzgitter AG ......................... (EONIA-1D - (0.129)%)      10/03/17           (41)        (1,214)             --
Sampo PLC ............................. (EONIA-1D - (0.129)%)      10/03/17           (17)          (836)             --
Sanofi ................................ (EONIA-1D - (0.129)%)      10/03/17          (103)       (10,410)             --
Snam Spa .............................. (EONIA-1D - (0.129)%)      10/03/17        (3,635)       (18,799)             --
Stora Enso OYJ ........................ (EONIA-1D - (0.129)%)      10/03/17          (765)        (7,483)             --
Suez Environnement .................... (EONIA-1D - (0.129)%)      10/03/17          (434)        (8,429)             --
Telecom Italia Spa .................... (EONIA-1D - (0.129)%)      10/03/17        (4,579)        (5,855)             --
Telefonica SA ......................... (EONIA-1D - (0.129)%)      10/04/17          (466)        (6,163)             --
Terna Spa ............................. (EONIA-1D - (0.129)%)      10/03/17        (3,388)       (17,074)             --
Thyssenkrupp AG ....................... (EONIA-1D - (0.129)%)      10/03/17          (391)        (7,974)             --
Total SA .............................. (EONIA-1D - (0.129)%)      10/03/17          (529)       (25,952)             --
UCB SA ................................ (EONIA-1D - (0.129)%)      10/03/17          (109)        (8,501)             --
Unione Di Banche Italiane Scpa ........ (EONIA-1D - (0.129)%)      10/03/17          (835)        (6,450)             --
Vallourec SA .......................... (EONIA-1D - (0.129)%)      10/03/17          (381)        (4,345)             --
Veolia Environnement SA ............... (EONIA-1D - (0.129)%)      10/03/17          (750)       (17,681)             --
Abbvie ................................ (FEDEF-1D - 0.070%)        10/04/17           (99)        (5,405)             --
Adobe Systems Incorporated ............ (FEDEF-1D - 0.070%)        10/04/17          (336)       (29,850)             --
Airgas ................................ (FEDEF-1D - 0.070%)        10/04/17           (72)        (6,726)             --
Albemarle Corp. ....................... (FEDEF-1D - 0.070%)        10/04/17          (522)       (27,499)             --
Alcoa ................................. (FEDEF-1D - 0.070%)        10/04/17        (4,687)       (41,105)             --
Alexion Pharmaceuticals ............... (FEDEF-1D - 0.070%)        10/04/17          (120)       (20,442)             --
Allergan PLC .......................... (FEDEF-1D - 0.070%)        10/04/17           (55)       (15,168)             --
Ameren ................................ (FEDEF-1D - 0.070%)        10/04/17          (633)       (28,112)             --
American Electric Power Company ....... (FEDEF-1D - 0.070%)        10/04/17          (586)       (33,834)             --
American Express Company .............. (FEDEF-1D - 0.070%)        10/04/17           (73)        (5,384)             --
American Tower Corp. .................. (FEDEF-1D - 0.070%)        10/04/17          (317)       (31,625)             --
Ametek ................................ (FEDEF-1D - 0.070%)        10/04/17          (375)       (21,113)             --
Applied Materials ..................... (FEDEF-1D - 0.070%)        10/04/17           (89)        (1,453)             --
Assurant .............................. (FEDEF-1D - 0.070%)        10/04/17          (106)        (8,676)             --
AT&T .................................. (FEDEF-1D - 0.070%)        10/04/17        (1,685)       (56,710)             --
Autodesk .............................. (FEDEF-1D - 0.070%)        10/04/17          (735)       (39,403)             --
Avery Dennison ........................ (FEDEF-1D - 0.070%)        10/04/17          (137)        (8,710)             --
Bank Of America ....................... (FEDEF-1D - 0.070%)        10/04/17          (395)        (6,521)             --
Borgwarner ............................ (FEDEF-1D - 0.070%)        10/04/17          (215)        (9,591)             --
Brown-Forman .......................... (FEDEF-1D - 0.070%)        10/04/17          (221)       (23,747)             --
C. R. Bard ............................ (FEDEF-1D - 0.070%)        10/04/17           (85)       (15,319)             --
Cadence Design Systems ................ (FEDEF-1D - 0.070%)        10/04/17          (189)        (4,035)             --
Cameron International ................. (FEDEF-1D - 0.070%)        10/04/17          (224)       (15,058)             --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)        DATE         CONTRACTS      AMOUNT $       (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Campbell Soup Company .................   (FEDEF-1D - 0.070%)      10/04/17           (10)          (512)             --
Carmax ................................   (FEDEF-1D - 0.070%)      10/04/17           (65)        (3,813)             --
Centerpoint Energy ....................   (FEDEF-1D - 0.070%)      10/04/17        (1,526)       (28,616)             --
Centurylink ...........................   (FEDEF-1D - 0.070%)      10/04/17        (1,832)       (51,872)             --
Cerner ................................   (FEDEF-1D - 0.070%)      10/04/17            (3)          (199)             --
CF Industries Holdings ................   (FEDEF-1D - 0.070%)      10/04/17          (447)       (23,736)             --
Chevron ...............................   (FEDEF-1D - 0.070%)      10/04/17          (895)       (79,482)             --
Citrix Systems ........................   (FEDEF-1D - 0.070%)      10/04/17           (14)        (1,151)             --
CMS Energy ............................   (FEDEF-1D - 0.070%)      10/04/17          (680)       (25,038)             --
Conagra Foods .........................   (FEDEF-1D - 0.070%)      10/04/17        (1,142)       (47,245)             --
Conocophillips ........................   (FEDEF-1D - 0.070%)      10/04/17          (183)        (9,690)             --
Consolidated Edison ...................   (FEDEF-1D - 0.070%)      10/04/17          (166)       (11,132)             --
Crown Castle International ............   (FEDEF-1D - 0.070%)      10/04/17          (197)       (16,989)             --
Danaher ...............................   (FEDEF-1D - 0.070%)      10/04/17           (93)        (8,608)             --
Dominion Resources ....................   (FEDEF-1D - 0.070%)      10/04/17          (965)       (70,291)             --
Dte Energy Company ....................   (FEDEF-1D - 0.070%)      10/04/17          (349)       (29,142)             --
Duke Energy ...........................   (FEDEF-1D - 0.070%)      10/04/17          (335)       (24,139)             --
Eastman Chemical Company ..............   (FEDEF-1D - 0.070%)      10/04/17          (195)       (13,978)             --
Ecolab ................................   (FEDEF-1D - 0.070%)      10/04/17          (319)       (38,151)             --
Edison International ..................   (FEDEF-1D - 0.070%)      10/04/17           (54)        (3,513)             --
Endo Health Solutions .................   (FEDEF-1D - 0.070%)      10/04/17          (269)       (15,886)             --
Entergy ...............................   (FEDEF-1D - 0.070%)      10/04/17          (118)        (7,980)             --
EOG Resources .........................   (FEDEF-1D - 0.070%)      10/04/17          (203)       (16,928)             --
Equinix ...............................   (FEDEF-1D - 0.070%)      10/04/17           (34)       (10,241)             --
Essex Property Trust ..................   (FEDEF-1D - 0.070%)      10/04/17            (9)        (2,061)             --
Eversource Energy .....................   (FEDEF-1D - 0.070%)      10/04/17          (483)       (25,118)             --
Exelon ................................   (FEDEF-1D - 0.070%)      10/04/17          (824)       (23,992)             --
Exxon Mobil ...........................   (FEDEF-1D - 0.070%)      10/04/17          (415)       (33,790)             --
Fastenal Company ......................   (FEDEF-1D - 0.070%)      10/04/17          (388)       (14,943)             --
Federal Realty Investment Trust .......   (FEDEF-1D - 0.070%)      10/04/17           (29)        (4,157)             --
Firstenergy Corp. .....................   (FEDEF-1D - 0.070%)      10/04/17        (1,478)       (46,247)             --
Firstgroup PLC ........................   (FEDEF-1D - 0.070%)      10/03/17        (1,036)        (1,552)             --
Flowserve .............................   (FEDEF-1D - 0.070%)      10/04/17          (521)       (22,653)             --
Fluor .................................   (FEDEF-1D - 0.070%)      10/04/17           (36)        (1,639)             --
FMC Technologies ......................   (FEDEF-1D - 0.070%)      10/04/17          (615)       (19,821)             --
Frontier Communications ...............   (FEDEF-1D - 0.070%)      10/04/17        (5,485)       (29,509)             --
General Electric Company ..............   (FEDEF-1D - 0.070%)      10/04/17        (2,603)       (76,919)             --
Halliburton Company ...................   (FEDEF-1D - 0.070%)      10/04/17          (571)       (22,003)             --
HCP, Incorporated .....................   (FEDEF-1D - 0.070%)      10/04/17          (408)       (15,676)             --
Helmerich & Payne .....................   (FEDEF-1D - 0.070%)      10/04/17          (341)       (18,707)             --
Hess ..................................   (FEDEF-1D - 0.070%)      10/04/17           (55)        (3,229)             --
Hollyfrontier .........................   (FEDEF-1D - 0.070%)      10/04/17          (669)       (31,403)             --
Honeywell International ...............   (FEDEF-1D - 0.070%)      10/04/17            (3)          (308)             --
Hormel Foods ..........................   (FEDEF-1D - 0.070%)      10/04/17           (31)        (2,103)             --
Host Hotels & Resorts .................   (FEDEF-1D - 0.070%)      10/04/17          (687)       (11,353)             --
Hudson City Bancorp ...................   (FEDEF-1D - 0.070%)      10/04/17        (1,131)       (11,434)             --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $       (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain .........................   (FEDEF-1D - 0.070%)      10/04/17          (190)        (5,885)             --
J. B. Hunt Transport Services .........   (FEDEF-1D - 0.070%)      10/04/17           (24)        (1,839)             --
Juniper Networks ......................   (FEDEF-1D - 0.070%)      10/04/17            (7)          (216)             --
Kellogg Company .......................   (FEDEF-1D - 0.070%)      10/04/17          (520)       (37,193)             --
Keurig Green Mountain .................   (FEDEF-1D - 0.070%)      10/04/17          (206)       (10,967)             --
Kimberly-Clark ........................   (FEDEF-1D - 0.070%)      10/04/17          (145)       (17,577)             --
Kinder Morgan .........................   (FEDEF-1D - 0.070%)      10/04/17        (1,642)       (45,254)             --
Lennar ................................   (FEDEF-1D - 0.070%)      10/04/17           (65)        (3,304)             --
Leucadia National .....................   (FEDEF-1D - 0.070%)      10/04/17          (127)        (2,544)             --
Marathon Oil ..........................   (FEDEF-1D - 0.070%)      10/04/17          (161)        (2,832)             --
Mattel ................................   (FEDEF-1D - 0.070%)      10/04/17           (81)        (1,984)             --
Mondelez International ................   (FEDEF-1D - 0.070%)      10/04/17          (455)       (21,294)             --
Motorola Solutions ....................   (FEDEF-1D - 0.070%)      10/04/17          (807)       (56,530)             --
Netflix ...............................   (FEDEF-1D - 0.070%)      10/04/17           (93)        (9,583)             --
New York Community Bancorp ............   (FEDEF-1D - 0.070%)      10/04/17          (433)        (8,158)             --
Newfield Exploration Company ..........   (FEDEF-1D - 0.070%)      10/04/17           (50)        (1,957)             --
Newmont Mining ........................   (FEDEF-1D - 0.070%)      10/04/17          (716)       (13,461)             --
Nextera Energy ........................   (FEDEF-1D - 0.070%)      10/04/17           (94)        (9,742)             --
Nike ..................................   (FEDEF-1D - 0.070%)      10/04/17           (32)        (4,196)             --
Nisource ..............................   (FEDEF-1D - 0.070%)      10/04/17        (1,448)       (28,337)             --
Occidental Petroleum ..................   (FEDEF-1D - 0.070%)      10/04/17          (198)       (14,189)             --
Pentair PLC ...........................   (FEDEF-1D - 0.070%)      10/04/17          (255)       (14,038)             --
Perrigo Company PLC ...................   (FEDEF-1D - 0.070%)      10/04/17           (53)        (8,176)             --
Pg&E ..................................   (FEDEF-1D - 0.070%)      10/04/17          (684)       (36,792)             --
Philip Morris International ...........   (FEDEF-1D - 0.070%)      10/04/17           (72)        (6,458)             --
Phillips 66 ...........................   (FEDEF-1D - 0.070%)      10/04/17          (302)       (25,066)             --
Pinnacle West Capital .................   (FEDEF-1D - 0.070%)      10/04/17          (193)       (12,667)             --
Ppl ...................................   (FEDEF-1D - 0.070%)      10/04/17        (1,296)       (44,495)             --
Praxair ...............................   (FEDEF-1D - 0.070%)      10/04/17           (50)        (5,507)             --
Prudential Financial ..................   (FEDEF-1D - 0.070%)      10/04/17          (213)       (17,483)             --
Ralph Lauren Corp. ....................   (FEDEF-1D - 0.070%)      10/04/17          (114)       (12,789)             --
Regeneron Pharmaceuticals .............   (FEDEF-1D - 0.070%)      10/04/17           (27)       (14,771)             --
Republic Services .....................   (FEDEF-1D - 0.070%)      10/04/17           (81)        (3,539)             --
Salesforce.Com ........................   (FEDEF-1D - 0.070%)      10/04/17          (145)       (11,342)             --
Scana .................................   (FEDEF-1D - 0.070%)      10/04/17           (90)        (5,179)             --
Schlumberger Nv .......................   (FEDEF-1D - 0.070%)      10/04/17          (390)       (30,089)             --
Sempra Energy .........................   (FEDEF-1D - 0.070%)      10/04/17          (523)       (53,058)             --
Snap-On Incorporated ..................   (FEDEF-1D - 0.070%)      10/04/17            (1)          (162)             --
Spectra Energy Corp. ..................   (FEDEF-1D - 0.070%)      10/04/17        (2,453)       (68,841)             --
Stanley Black & Decker ................   (FEDEF-1D - 0.070%)      10/04/17           (26)        (2,761)             --
Stericycle ............................   (FEDEF-1D - 0.070%)      10/04/17           (72)        (8,819)             --
Stryker ...............................   (FEDEF-1D - 0.070%)      10/04/17          (167)       (15,681)             --
Sysco .................................   (FEDEF-1D - 0.070%)      10/04/17          (306)       (12,724)             --
The AES ...............................   (FEDEF-1D - 0.070%)      10/04/17        (2,361)       (25,694)             --
The Chubb .............................   (FEDEF-1D - 0.070%)      10/04/17          (103)       (13,438)             --
The Dow Chemical Company ..............   (FEDEF-1D - 0.070%)      10/04/17            (7)          (353)             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $      (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
The Mcgraw-Hill Companies .............   (FEDEF-1D - 0.070%)      10/04/17          (120)       (11,384)             --
The Progressive .......................   (FEDEF-1D - 0.070%)      10/04/17          (141)        (4,698)             --
The Southern Company ..................   (FEDEF-1D - 0.070%)      10/04/17        (1,205)       (54,957)             --
The Williams Companies ................   (FEDEF-1D - 0.070%)      10/04/17          (784)       (29,455)             --
Tiffany & Co. .........................   (FEDEF-1D - 0.070%)      10/04/17           (46)        (3,629)             --
Tripadvisor LLC .......................   (FEDEF-1D - 0.070%)      10/04/17          (287)       (24,008)             --
Under Armour ..........................   (FEDEF-1D - 0.070%)      10/04/17           (60)        (5,668)             --
United Parcel Service .................   (FEDEF-1D - 0.070%)      10/04/17          (198)       (20,924)             --
Unum Group ............................   (FEDEF-1D - 0.070%)      10/04/17          (244)        (8,135)             --
Ventas ................................   (FEDEF-1D - 0.070%)      10/04/17           (79)        (4,305)             --
Verizon Communications ................   (FEDEF-1D - 0.070%)      10/04/17          (102)        (4,729)             --
Vertex Pharmaceuticals ................   (FEDEF-1D - 0.070%)      10/04/17          (124)       (14,231)             --
Vulcan Materials Company ..............   (FEDEF-1D - 0.070%)      10/04/17          (186)       (17,112)             --
W.W. Grainger .........................   (FEDEF-1D - 0.070%)      10/04/17           (11)        (2,288)             --
Wec Energy Group ......................   (FEDEF-1D - 0.070%)      10/04/17          (247)       (13,045)             --
Wynn Resorts Limited ..................   (FEDEF-1D - 0.070%)      10/04/17           (61)        (4,051)             --
Xcel Energy ...........................   (FEDEF-1D - 0.070%)      10/04/17        (1,027)       (37,733)             --
Xylem .................................   (FEDEF-1D - 0.070%)      10/04/17           (98)        (3,519)             --
Yahoo! ................................   (FEDEF-1D - 0.070%)      10/04/17          (174)        (5,856)             --
Aberdeen Asset Management PLC .........   (SONIA-1D - 0.448%)      10/03/17          (233)        (1,300)             --
ACS Actividades De Construccion
 Y Servicios ..........................   (SONIA-1D - 0.448%)      10/04/17          (423)       (14,033)             --
Aggreko PLC ...........................   (SONIA-1D - 0.448%)      10/03/17          (178)        (2,685)             --
Amec PLC ..............................   (SONIA-1D - 0.448%)      10/03/17          (703)        (8,035)             --
Antofagasta PLC .......................   (SONIA-1D - 0.448%)      10/03/17        (1,020)        (8,928)             --
Babcock International Group PLC .......   (SONIA-1D - 0.448%)      10/03/17          (141)        (2,131)             --
Barclays PLC ..........................   (SONIA-1D - 0.448%)      10/03/17          (533)        (2,063)             --
BHP Billiton PLC ......................   (SONIA-1D - 0.448%)      10/03/17           (68)        (1,186)             --
BP PLC ................................   (SONIA-1D - 0.448%)      10/03/17        (2,589)       (15,350)             --
British American Tobacco PLC ..........   (SONIA-1D - 0.448%)      10/03/17           (59)        (3,485)             --
Cable & Wireless
 Communications PLC ...................   (SONIA-1D - 0.448%)      10/03/17        (3,024)        (3,521)             --
Capita PLC ............................   (SONIA-1D - 0.448%)      10/03/17          (245)        (4,788)             --
Cobham PLC ............................   (SONIA-1D - 0.448%)      10/03/17        (1,019)        (4,679)             --
Diageo PLC ............................   (SONIA-1D - 0.448%)      10/03/17           (75)        (2,177)             --
Imi PLC ...............................   (SONIA-1D - 0.448%)      10/03/17          (373)        (5,641)             --
J Sainsbury PLC .......................   (SONIA-1D - 0.448%)      10/03/17        (1,074)        (4,477)             --
Johnson Matthey PLC ...................   (SONIA-1D - 0.448%)      10/03/17          (273)       (10,817)             --
Lloyds Banking Group PLC ..............   (SONIA-1D - 0.448%)      10/03/17        (2,241)        (2,679)             --
National Grid PLC .....................   (SONIA-1D - 0.448%)      10/03/17        (1,742)       (25,230)             --
Petrofac Energy Developments
 International ........................   (SONIA-1D - 0.448%)      10/03/17          (293)        (3,927)             --
Randgold Resources Ltd ................   (SONIA-1D - 0.448%)      10/03/17           (39)        (2,730)             --
Reckitt Benckiser Group PLC ...........   (SONIA-1D - 0.448%)      10/03/17           (23)        (2,230)             --
Rentokil Initial PLC ..................   (SONIA-1D - 0.448%)      10/03/17          (137)          (319)             --
Rolls-Royce Group PLC .................   (SONIA-1D - 0.448%)      10/03/17        (1,427)       (15,033)             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $       (DEPRECIATION)$
------------------------------------------------------------------------------------------------------------------------------------
Rolls-Royce Holdings
 PLC Entitlement ......................   (SONIA-1D - 0.448%)      10/03/17      (132,282)           --               --
Royal Dutch Shell PLC .................   (SONIA-1D - 0.448%)      10/03/17          (519)       (14,009)             --
RSA Insurance Group PLC ...............   (SONIA-1D - 0.448%)      10/03/17        (1,379)        (8,772)             --
Severn Trent PLC ......................   (SONIA-1D - 0.448%)      10/03/17          (262)        (9,165)             --
Smiths Group PLC ......................   (SONIA-1D - 0.448%)      10/03/17           (62)          (946)             --
Sse PLC ...............................   (SONIA-1D - 0.448%)      10/03/17          (704)       (17,135)             --
Standard Chartered PLC ................   (SONIA-1D - 0.448%)      10/03/17          (311)        (3,540)             --
Tate & Lyle PLC .......................   (SONIA-1D - 0.448%)      10/03/17          (487)        (4,467)             --
The Royal Bank Of Scotland
 Group PLC ............................   (SONIA-1D - 0.448%)      10/03/17        (1,217)        (6,148)             --
The Weir Group PLC ....................   (SONIA-1D - 0.448%)      10/03/17          (149)        (2,507)             --
United Utilities PLC ..................   (SONIA-1D - 0.448%)      10/03/17          (788)       (12,136)             --
AB Volvo .............................. (STIBO-1W - (0.369)%)      10/03/17        (2,169)       (22,889)             --
Sandvik AB ............................ (STIBO-1W - (0.369)%)      10/03/17           (30)          (284)             --
Swedbank AB (Publ) .................... (STIBO-1W - (0.369)%)      10/03/17           (50)        (1,148)             --
Teliasonera Aktiebolag ................ (STIBO-1W - (0.369)%)      10/03/17          (586)        (3,077)             --
Clariant AG ........................... (TOIS -1D - (0.533)%)      10/03/17          (290)        (5,276)             --
Holcim Ltd ............................ (TOIS -1D - (0.533)%)      10/03/17          (108)        (6,174)             --
Adidas AG .............................   EONIA-1D - (0.129)%      10/03/17             73          6,572             --
Aegon N.V. ............................   EONIA-1D - (0.129)%      10/03/17          1,322          8,049             --
Amadeus It Holding SA .................   EONIA-1D - (0.129)%      10/04/17            682         30,220             --
Asml Holding N.V. .....................   EONIA-1D - (0.129)%      10/03/17            103          9,507             --
Atlantia S.P.A. .......................   EONIA-1D - (0.129)%      10/03/17            143          3,973             --
Axa SA ................................   EONIA-1D - (0.129)%      10/03/17            618         16,426             --
Banco SAntander SA ....................   EONIA-1D - (0.129)%      10/04/17            648          3,673             --
Basf SE ...............................   EONIA-1D - (0.129)%      10/03/17            182         15,338             --
Bayer AG ..............................   EONIA-1D - (0.129)%      10/03/17             55          7,041             --
Bayerische Motoren Werke AG ...........   EONIA-1D - (0.129)%      10/03/17             92          9,405             --
Belgacom SA De Droit Public ...........   EONIA-1D - (0.129)%      10/03/17             12            425             --
Bouygues ..............................   EONIA-1D - (0.129)%      10/03/17            537         20,793             --
Cap Gemini SA .........................   EONIA-1D - (0.129)%      10/03/17            118         10,645             --
Casino Guichard-Perrachon .............   EONIA-1D - (0.129)%      10/03/17             71          4,231             --
Christian Dior ........................   EONIA-1D - (0.129)%      10/03/17            107         21,075             --
Compagnie Generale Des
 Etablissements Michelin ..............   EONIA-1D - (0.129)%      10/03/17            174         17,266             --
Continental AG ........................   EONIA-1D - (0.129)%      10/03/17             85         20,357             --
Credit Agricole SA ....................   EONIA-1D - (0.129)%      10/03/17          1,018         12,983             --
Daimler AG ............................   EONIA-1D - (0.129)%      10/03/17            106          9,142             --
Danone ................................   EONIA-1D - (0.129)%      10/03/17             27          1,877             --
Dassault Systemes .....................   EONIA-1D - (0.129)%      10/03/17              6            463             --
Delhaize Group ........................   EONIA-1D - (0.129)%      10/03/17            321         28,787             --
Deutsche Bank AG ......................   EONIA-1D - (0.129)%      10/03/17             41          1,235             --
Deutsche Boerse AG ....................   EONIA-1D - (0.129)%      10/03/17             25          2,305             --
Deutsche Post AG ......................   EONIA-1D - (0.129)%      10/03/17            412         12,564             --
Deutsche Telekom AG ...................   EONIA-1D - (0.129)%      10/03/17            316          5,939             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $       (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Essilor International .................   EONIA-1D - (0.129)%      10/03/17             12          1,537             --
Fortum Oyj ............................   EONIA-1D - (0.129)%      10/03/17            571          8,859             --
France Telecom ........................   EONIA-1D - (0.129)%      10/03/17          1,778         31,361             --
Fresenius Medical Care ................   EONIA-1D - (0.129)%      10/03/17            110          9,498             --
Fresenius Se & Co. ....................   EONIA-1D - (0.129)%      10/03/17            225         15,896             --
Gea Group AG ..........................   EONIA-1D - (0.129)%      10/03/17            374         14,879             --
Groupe Bruxelles Lambert SA ...........   EONIA-1D - (0.129)%      10/03/17             48          3,898             --
Heidelbergcement AG ...................   EONIA-1D - (0.129)%      10/03/17             31          2,317             --
Henkel AG & Co. Kgaa ..................   EONIA-1D - (0.129)%      10/03/17             86          9,388             --
Hermes International ..................   EONIA-1D - (0.129)%      10/03/17             42         15,833             --
Industria De Diseno Textil SA .........   EONIA-1D - (0.129)%      10/04/17            126          4,660             --
Infineon Technologies .................   EONIA-1D - (0.129)%      10/03/17          1,150         15,090             --
Intesa Sanpaolo Spa ...................   EONIA-1D - (0.129)%      10/03/17             71            251             --
Kbc Group Nv ..........................   EONIA-1D - (0.129)%      10/03/17            195         11,529             --
Kone Oyj ..............................   EONIA-1D - (0.129)%      10/03/17            541         22,746             --
Koninklijke Ahold N.V. ................   EONIA-1D - (0.129)%      10/03/17          1,424         28,165             --
Koninklijke Kpn N.V. ..................   EONIA-1D - (0.129)%      10/03/17            354          1,326             --
Linde AG ..............................   EONIA-1D - (0.129)%      10/03/17             14          2,409             --
L'Oreal ...............................   EONIA-1D - (0.129)%      10/03/17             67         12,607             --
Luxottica Group Spa ...................   EONIA-1D - (0.129)%      10/03/17            180         12,951             --
Lvmh Moet Hennessy Louis Vuitton ......   EONIA-1D - (0.129)%      10/03/17            141         26,244             --
Mediaset Spa ..........................   EONIA-1D - (0.129)%      10/03/17          5,294         26,703             --
Mediobanca-Banca Di Credito
 Finanziario ..........................   EONIA-1D - (0.129)%      10/03/17          1,608         16,154             --
Merck Kgaa ............................   EONIA-1D - (0.129)%      10/03/17            400         37,253             --
Metro AG ..............................   EONIA-1D - (0.129)%      10/03/17            360         11,193             --
Metso .................................   EONIA-1D - (0.129)%      10/03/17            271          6,708             --
Muenchener Rueckversicherungs-
 Gesellschaft .........................   EONIA-1D - (0.129)%      10/03/17            202         39,809             --
Nokia .................................   EONIA-1D - (0.129)%      10/03/17            708          4,741             --
Nokian Renkaat Oyj ....................   EONIA-1D - (0.129)%      10/03/17            566         18,983             --
Pernod Ricard .........................   EONIA-1D - (0.129)%      10/03/17             90         10,448             --
Peugeot SA ............................   EONIA-1D - (0.129)%      10/03/17          1,419         24,420             --
Porsche Automobil Holding .............   EONIA-1D - (0.129)%      10/03/17            310         14,327             --
Postnl N.V. ...........................   EONIA-1D - (0.129)%      10/03/17          2,592         10,992             --
Ppr ...................................   EONIA-1D - (0.129)%      10/03/17             34          6,360             --
Provident Financial PLC ...............   EONIA-1D - (0.129)%      10/03/17            226         12,193             --
Randstad Holding Nv ...................   EONIA-1D - (0.129)%      10/03/17            465         26,284             --
Relx Nv ...............................   EONIA-1D - (0.129)%      10/03/17            876         14,912             --
Renault SA ............................   EONIA-1D - (0.129)%      10/03/17            291         26,205             --
Ryanair Holdings PLC ..................   EONIA-1D - (0.129)%      10/03/17          1,372         21,241             --
Safran ................................   EONIA-1D - (0.129)%      10/03/17             20          1,529             --
Sap AG ................................   EONIA-1D - (0.129)%      10/03/17            107          8,257             --
Schneider Electric SA .................   EONIA-1D - (0.129)%      10/03/17            397         24,104             --
Ses SA ................................   EONIA-1D - (0.129)%      10/03/17            584         18,423             --
Siemens AG ............................   EONIA-1D - (0.129)%      10/03/17            275         27,143             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS     AMOUNT $       (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Societe Generale ......................   EONIA-1D - (0.129)%      10/03/17            102          4,863             --
Sodexho Alliance ......................   EONIA-1D - (0.129)%      10/03/17            210         18,451             --
Solvay SA .............................   EONIA-1D - (0.129)%      10/03/17             90          9,999             --
Stmicroelectronics N.V. ...............   EONIA-1D - (0.129)%      10/03/17            419          3,128             --
Tenaris ...............................   EONIA-1D - (0.129)%      10/03/17            679          8,578             --
Thales ................................   EONIA-1D - (0.129)%      10/03/17             20          1,441             --
Umicore S.A. ..........................   EONIA-1D - (0.129)%      10/03/17            113          4,812             --
Unibail-Rodamco .......................   EONIA-1D - (0.129)%      10/03/17             60         16,707             --
Unicredit Societa Per Azioni ..........   EONIA-1D - (0.129)%      10/03/17            203          1,347             --
Unilever N.V. .........................   EONIA-1D - (0.129)%      10/03/17             94          4,268             --
Upm-Kymmene Oyj .......................   EONIA-1D - (0.129)%      10/03/17          1,394         26,122             --
Valeo SA ..............................   EONIA-1D - (0.129)%      10/03/17            205         31,118             --
Vinci SA ..............................   EONIA-1D - (0.129)%      10/03/17            183         12,158             --
Vivendi SA ............................   EONIA-1D - (0.129)%      10/03/17          1,022         25,325             --
Voestalpine AG ........................   EONIA-1D - (0.129)%      10/03/17             78          2,955             --
VolkswAG en AG ........................   EONIA-1D - (0.129)%      10/03/17             21          2,472             --
Wartsila Oyj Abp ......................   EONIA-1D - (0.129)%      10/03/17            242         10,087             --
Wolters Kluwer N.V. ...................   EONIA-1D - (0.129)%      10/03/17            750         25,183             --
3M Company ............................     FEDEF-1D - 0.070%      10/04/17            448         70,130             --
Abbott Laboratories ...................     FEDEF-1D - 0.070%      10/04/17            683         29,848             --
Accenture PLC .........................     FEDEF-1D - 0.070%      10/04/17            381         41,137             --
Ace Limited ...........................     FEDEF-1D - 0.070%      10/04/17            751         86,568             --
Advance Auto Parts ....................     FEDEF-1D - 0.070%      10/04/17            302         58,159             --
Aetna .................................     FEDEF-1D - 0.070%      10/04/17            460         49,588             --
Affiliated Managers Group .............     FEDEF-1D - 0.070%      10/04/17            179         32,376             --
Agilent Technologies ..................     FEDEF-1D - 0.070%      10/04/17          1,693         62,417             --
Air Products And Chemicals ............     FEDEF-1D - 0.070%      10/04/17             34          4,752             --
Akamai Technologies ...................     FEDEF-1D - 0.070%      10/04/17            275         20,147             --
Alaska Air Group ......................     FEDEF-1D - 0.070%      10/04/17            641         50,742             --
Alexandria Real Estate Equities .......     FEDEF-1D - 0.070%      10/04/17             50          4,460             --
Alliance Data Systems .................     FEDEF-1D - 0.070%      10/04/17             37         10,912             --
Allianz Se ............................     FEDEF-1D - 0.070%      10/03/17            157         27,157             --
Altria Group ..........................     FEDEF-1D - 0.070%      10/04/17            436         26,770             --
Amazon.Com ............................     FEDEF-1D - 0.070%      10/04/17             35         21,337             --
Amc Networks ..........................     FEDEF-1D - 0.070%      10/04/17            547         38,952             --
American Family Life Assurance
 Company Of Columbus ..................     FEDEF-1D - 0.070%      10/04/17          1,582        100,473             --
American International Group ..........     FEDEF-1D - 0.070%      10/04/17            645         39,549             --
Ameriprise Financial ..................     FEDEF-1D - 0.070%      10/04/17            477         55,094             --
Amerisourcebergen .....................     FEDEF-1D - 0.070%      10/04/17          1,024         95,945             --
Amgen .................................     FEDEF-1D - 0.070%      10/04/17            380         60,260             --
Amphenol ..............................     FEDEF-1D - 0.070%      10/04/17            883         47,532             --
Analog Devices ........................     FEDEF-1D - 0.070%      10/04/17            529         32,516             --
Anthem ................................     FEDEF-1D - 0.070%      10/04/17            561         79,516             --
Aon PLC ...............................     FEDEF-1D - 0.070%      10/04/17            423         39,255             --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $      (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment &
 Management Company ...................     FEDEF-1D - 0.070%      10/04/17            784         31,344             --
Apple .................................     FEDEF-1D - 0.070%      10/04/17            886        102,138             --
Archer-Daniels-Midland Company ........     FEDEF-1D - 0.070%      10/04/17          2,827        131,145             --
Automatic Data Processing .............     FEDEF-1D - 0.070%      10/04/17            925         83,352             --
Autonation ............................     FEDEF-1D - 0.070%      10/04/17            536         33,141             --
Autozone ..............................     FEDEF-1D - 0.070%      10/04/17             63         48,388             --
Avalonbay Communities .................     FEDEF-1D - 0.070%      10/04/17            135         24,570             --
Bae Systems PLC .......................     FEDEF-1D - 0.070%      10/03/17          1,053          7,370             --
Ball ..................................     FEDEF-1D - 0.070%      10/04/17             52          3,522             --
Baxter International ..................     FEDEF-1D - 0.070%      10/04/17            604         21,839             --
BB&T ..................................     FEDEF-1D - 0.070%      10/04/17            868         32,361             --
Becton Dickinson And Company ..........     FEDEF-1D - 0.070%      10/04/17            318         44,488             --
Bed Bath & Beyond .....................     FEDEF-1D - 0.070%      10/04/17          1,533         90,491             --
Berkshire Hathaway ....................     FEDEF-1D - 0.070%      10/04/17            352         48,224             --
Best Buy Co. ..........................     FEDEF-1D - 0.070%      10/04/17          2,415         83,921             --
Biogen Idec ...........................     FEDEF-1D - 0.070%      10/04/17             27          7,414             --
Blackrock .............................     FEDEF-1D - 0.070%      10/04/17            216         72,796             --
Boston Properties .....................     FEDEF-1D - 0.070%      10/04/17            330         39,910             --
Boston Scientific .....................     FEDEF-1D - 0.070%      10/04/17            122          2,037             --
Bristol-Myers Squibb Company ..........     FEDEF-1D - 0.070%      10/04/17            128          8,262             --
Broadcom ..............................     FEDEF-1D - 0.070%      10/04/17            696         35,796             --
C.H. Robinson Worldwide ...............     FEDEF-1D - 0.070%      10/04/17            396         28,497             --
CA Technologies .......................     FEDEF-1D - 0.070%      10/04/17          2,401         66,928             --
Cablevision Systems ...................     FEDEF-1D - 0.070%      10/04/17          1,420         46,221             --
Camden Property Trust .................     FEDEF-1D - 0.070%      10/04/17            211         16,365             --
Capital One Financial .................     FEDEF-1D - 0.070%      10/04/17            674         53,692             --
Cardinal Health .......................     FEDEF-1D - 0.070%      10/04/17          1,243        100,447             --
Carnival ..............................     FEDEF-1D - 0.070%      10/04/17            846         45,351             --
Cbre Group ............................     FEDEF-1D - 0.070%      10/04/17          1,236         42,640             --
CBS ...................................     FEDEF-1D - 0.070%      10/04/17             53          2,351             --
Celgene ...............................     FEDEF-1D - 0.070%      10/04/17            126         15,580             --
Chipotle Mexican Grill ................     FEDEF-1D - 0.070%      10/04/17              6          3,876             --
Chs/Community Health Systems ..........     FEDEF-1D - 0.070%      10/04/17            177          5,032             --
Church & Dwight Co. ...................     FEDEF-1D - 0.070%      10/04/17            461         40,195             --
Cigna .................................     FEDEF-1D - 0.070%      10/04/17            488         64,986             --
Cincinnati Financial ..................     FEDEF-1D - 0.070%      10/04/17            303         17,929             --
Cintas ................................     FEDEF-1D - 0.070%      10/04/17            198         18,519             --
Cisco Systems .........................     FEDEF-1D - 0.070%      10/04/17          3,606        104,392             --
Citigroup .............................     FEDEF-1D - 0.070%      10/04/17             81          4,336             --
CME Group .............................     FEDEF-1D - 0.070%      10/04/17            337         31,727             --
Coach .................................     FEDEF-1D - 0.070%      10/04/17          1,781         54,000             --
Coca-Cola Refreshments Usa ............     FEDEF-1D - 0.070%      10/04/17             56          2,887             --
Cognizant Technology Solutions ........     FEDEF-1D - 0.070%      10/04/17            931         63,782             --
Colgate-Palmolive Company .............     FEDEF-1D - 0.070%      10/04/17            582         39,995             --
Comcast ...............................     FEDEF-1D - 0.070%      10/04/17            246         15,296             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $      (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Comerica Incorporated .................     FEDEF-1D - 0.070%      10/04/17            114          4,851             --
Computer Sciences .....................     FEDEF-1D - 0.070%      10/04/17            542         35,973             --
Constellation Brands ..................     FEDEF-1D - 0.070%      10/04/17            118         16,048             --
Corning Incorporated ..................     FEDEF-1D - 0.070%      10/04/17          8,428        145,973             --
Costco Wholesale ......................     FEDEF-1D - 0.070%      10/04/17            405         63,476             --
CSX Corp. .............................     FEDEF-1D - 0.070%      10/04/17            203          5,662             --
Cummins ...............................     FEDEF-1D - 0.070%      10/04/17            727         81,497             --
CVS Caremark ..........................     FEDEF-1D - 0.070%      10/04/17            489         50,597             --
D.R. Horton ...........................     FEDEF-1D - 0.070%      10/04/17            185          5,720             --
Darden Restaurants ....................     FEDEF-1D - 0.070%      10/04/17            422         27,220             --
Davita ................................     FEDEF-1D - 0.070%      10/04/17            223         17,037             --
Deere & Company .......................     FEDEF-1D - 0.070%      10/04/17            796         61,698             --
Delphi Automotive PLC .................     FEDEF-1D - 0.070%      10/04/17            498         42,291             --
Dentsply International ................     FEDEF-1D - 0.070%      10/04/17            320         18,819             --
Discover Financial Services ...........     FEDEF-1D - 0.070%      10/04/17            687         38,980             --
Dollar General ........................     FEDEF-1D - 0.070%      10/04/17            604         39,840             --
Dollar Tree Stores ....................     FEDEF-1D - 0.070%      10/04/17            685         43,621             --
Dover .................................     FEDEF-1D - 0.070%      10/04/17            248         15,852             --
Dr Pepper Snapple Group ...............     FEDEF-1D - 0.070%      10/04/17            522         46,917             --
E Trade Financial .....................     FEDEF-1D - 0.070%      10/04/17            626         17,596             --
E.I. Du Pont De Nemours
 & Company ............................     FEDEF-1D - 0.070%      10/04/17            470         28,374             --
Eaton .................................     FEDEF-1D - 0.070%      10/04/17            645         34,659             --
Ebay ..................................     FEDEF-1D - 0.070%      10/04/17          3,465         97,593             --
Edwards Lifesciences ..................     FEDEF-1D - 0.070%      10/04/17            295         43,341             --
Electronic Arts .......................     FEDEF-1D - 0.070%      10/04/17            969         71,799             --
Eli Lilly And Company .................     FEDEF-1D - 0.070%      10/04/17            243         19,224             --
Emc ...................................     FEDEF-1D - 0.070%      10/04/17          2,129         55,716             --
Emerson Electric Co. ..................     FEDEF-1D - 0.070%      10/04/17          1,497         71,871             --
Equifax ...............................     FEDEF-1D - 0.070%      10/04/17            216         23,045             --
Equity Residential ....................     FEDEF-1D - 0.070%      10/04/17            357         28,896             --
Everest Re Group Ltd. .................     FEDEF-1D - 0.070%      10/04/17            269         48,635             --
Expedia ...............................     FEDEF-1D - 0.070%      10/04/17            429         55,079             --
Expeditors International of
 Washington ...........................     FEDEF-1D - 0.070%      10/04/17            402         20,473             --
Express Scripts Holding Company .......     FEDEF-1D - 0.070%      10/04/17            380         32,416             --
F5 Networks ...........................     FEDEF-1D - 0.070%      10/04/17            376         45,097             --
Fedex .................................     FEDEF-1D - 0.070%      10/04/17             66         10,419             --
Fidelity National Information
 Services .............................     FEDEF-1D - 0.070%      10/04/17            300         21,402             --
Fifth Third Bancorp ...................     FEDEF-1D - 0.070%      10/04/17          1,475         27,976             --
Fiserv ................................     FEDEF-1D - 0.070%      10/04/17            161         15,382             --
Foot Locker ...........................     FEDEF-1D - 0.070%      10/04/17            930         61,084             --
Ford Motor Company ....................     FEDEF-1D - 0.070%      10/04/17          3,687         57,812             --
Franklin Resources ....................     FEDEF-1D - 0.070%      10/04/17          2,599        104,154             --
Gannett Co. ...........................     FEDEF-1D - 0.070%      10/04/17          1,847         48,521             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $      (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd. ...........................     FEDEF-1D - 0.070%      10/04/17             13            458             --
General Dynamics ......................     FEDEF-1D - 0.070%      10/04/17            147         21,778             --
General Mills .........................     FEDEF-1D - 0.070%      10/04/17            170          9,917             --
Genuine Parts Company .................     FEDEF-1D - 0.070%      10/04/17            577         51,878             --
Gilead Sciences .......................     FEDEF-1D - 0.070%      10/04/17            826         89,728             --
H & R Block ...........................     FEDEF-1D - 0.070%      10/04/17          1,868         68,967             --
Hanesbrands ...........................     FEDEF-1D - 0.070%      10/04/17            594         16,020             --
Harley-Davidson .......................     FEDEF-1D - 0.070%      10/04/17            639         30,659             --
Harman International Industries .......     FEDEF-1D - 0.070%      10/04/17            167         17,993             --
Harris ................................     FEDEF-1D - 0.070%      10/04/17            427         32,239             --
Hasbro ................................     FEDEF-1D - 0.070%      10/04/17            876         68,581             --
Hewlett-Packard Company ...............     FEDEF-1D - 0.070%      10/04/17          1,973         55,382             --
Hologic ...............................     FEDEF-1D - 0.070%      10/04/17            669         25,550             --
Humana ................................     FEDEF-1D - 0.070%      10/04/17            176         29,962             --
Huntington Bancshares .................     FEDEF-1D - 0.070%      10/04/17          3,713         40,729             --
Idexx Laboratories ....................     FEDEF-1D - 0.070%      10/04/17            105          7,974             --
Illinois Tool Works ...................     FEDEF-1D - 0.070%      10/04/17            766         69,499             --
Ingersoll-Rand PLC ....................     FEDEF-1D - 0.070%      10/04/17            921         52,322             --
Ingredion Incorporated ................     FEDEF-1D - 0.070%      10/04/17            141         13,126             --
Intel .................................     FEDEF-1D - 0.070%      10/04/17          2,540         87,859             --
Intercontinental Exchange .............     FEDEF-1D - 0.070%      10/04/17            112         27,894             --
International Business Machines .......     FEDEF-1D - 0.070%      10/04/17            659         94,416             --
International Flavors & Fragrances ....     FEDEF-1D - 0.070%      10/04/17            182         20,870             --
International Paper Company ...........     FEDEF-1D - 0.070%      10/04/17          1,045         45,416             --
Interpublic Group Of Companies ........     FEDEF-1D - 0.070%      10/04/17          1,885         42,639             --
Intuit ................................     FEDEF-1D - 0.070%      10/04/17             72          7,035             --
Intuitive Surgical ....................     FEDEF-1D - 0.070%      10/04/17              5          2,483             --
Invesco Ltd. ..........................     FEDEF-1D - 0.070%      10/04/17          1,573         52,961             --
Johnson Controls ......................     FEDEF-1D - 0.070%      10/04/17            774         34,811             --
Johnson & Johnson .....................     FEDEF-1D - 0.070%      10/04/17             37          3,698             --
JPMorgan Chase & Co. ..................     FEDEF-1D - 0.070%      10/04/17            655         41,882             --
Keycorp ...............................     FEDEF-1D - 0.070%      10/04/17          2,600         34,851             --
Kimco Realty ..........................     FEDEF-1D - 0.070%      10/04/17          1,362         36,120             --
Kla-Tencor ............................     FEDEF-1D - 0.070%      10/04/17            116          7,574             --
Kohl'S ................................     FEDEF-1D - 0.070%      10/04/17          1,665         75,474             --
L Brands ..............................     FEDEF-1D - 0.070%      10/04/17            790         75,777             --
L-3 Communications Holdings ...........     FEDEF-1D - 0.070%      10/04/17            480         55,219             --
Laboratory Of America Holdings ........     FEDEF-1D - 0.070%      10/04/17            257         30,259             --
Lam Research ..........................     FEDEF-1D - 0.070%      10/04/17            328         24,623             --
Leggett & Platt Incorporated ..........     FEDEF-1D - 0.070%      10/04/17            905         40,490             --
Lincoln National ......................     FEDEF-1D - 0.070%      10/04/17          1,464         76,230             --
Linear Technology .....................     FEDEF-1D - 0.070%      10/04/17            823         37,315             --
LKQ ...................................     FEDEF-1D - 0.070%      10/04/17            870         25,012             --
Lockheed Martin .......................     FEDEF-1D - 0.070%      10/04/17              9          1,988             --
Loews .................................     FEDEF-1D - 0.070%      10/04/17            243          8,899             --
Lowe's Companies ......................     FEDEF-1D - 0.070%      10/04/17          1,214         90,030             --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $      (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Lyondellbasell Industries Nv ..........     FEDEF-1D - 0.070%      10/04/17            701         64,782             --
M&T Bank ..............................     FEDEF-1D - 0.070%      10/04/17              9          1,109             --
Macy's ................................     FEDEF-1D - 0.070%      10/04/17          1,448         70,460             --
Marathon Petroleum ....................     FEDEF-1D - 0.070%      10/04/17            745         36,300             --
Marriott International ................     FEDEF-1D - 0.070%      10/04/17            596         45,660             --
Marsh & Mclennan Companies ............     FEDEF-1D - 0.070%      10/04/17            765         41,852             --
Masco Corp. ...........................     FEDEF-1D - 0.070%      10/04/17          2,590         71,544             --
Mastercard ............................     FEDEF-1D - 0.070%      10/04/17            177         17,620             --
Mccormick & Company ...................     FEDEF-1D - 0.070%      10/04/17             83          7,073             --
Mcdonald's ............................     FEDEF-1D - 0.070%      10/04/17            150         16,827             --
Mckesson ..............................     FEDEF-1D - 0.070%      10/04/17            225         42,647             --
Mead Johnson Nutrition Company ........     FEDEF-1D - 0.070%      10/04/17             93          7,413             --
Medtronic PLC .........................     FEDEF-1D - 0.070%      10/04/17            469         34,124             --
Merck & Co. ...........................     FEDEF-1D - 0.070%      10/04/17            409         21,655             --
Metlife ...............................     FEDEF-1D - 0.070%      10/04/17            902         45,355             --
Microchip Technology ..................     FEDEF-1D - 0.070%      10/04/17            625         30,301             --
Micron Technology .....................     FEDEF-1D - 0.070%      10/04/17          2,652         43,970             --
Microsoft .............................     FEDEF-1D - 0.070%      10/04/17            619         33,516             --
Mohawk Industries .....................     FEDEF-1D - 0.070%      10/04/17            264         51,815             --
Molson Coors Brewing Company ..........     FEDEF-1D - 0.070%      10/04/17            112          9,883             --
Monsanto Company ......................     FEDEF-1D - 0.070%      10/04/17             42          3,836             --
Moody's ...............................     FEDEF-1D - 0.070%      10/04/17             61          6,076             --
Mos Holdings ..........................     FEDEF-1D - 0.070%      10/04/17          1,286         45,512             --
Mylan .................................     FEDEF-1D - 0.070%      10/04/17             53          2,218             --
Nasdaq Omx Group ......................     FEDEF-1D - 0.070%      10/04/17            196         11,446             --
National Oilwell Varco ................     FEDEF-1D - 0.070%      10/04/17            214          8,034             --
Netapp ................................     FEDEF-1D - 0.070%      10/04/17          1,385         45,913             --
Newell Rubbermaid .....................     FEDEF-1D - 0.070%      10/04/17            483         20,957             --
Nordstrom .............................     FEDEF-1D - 0.070%      10/04/17            436         28,440             --
Norfolk Southern ......................     FEDEF-1D - 0.070%      10/04/17            462         37,089             --
Northern Trust ........................     FEDEF-1D - 0.070%      10/04/17            121          8,425             --
Northrop Grumman ......................     FEDEF-1D - 0.070%      10/04/17            141         25,421             --
Nucor Corp. ...........................     FEDEF-1D - 0.070%      10/04/17            265         11,231             --
Nvidia ................................     FEDEF-1D - 0.070%      10/04/17          3,077         87,571             --
NVR ...................................     FEDEF-1D - 0.070%      10/04/17             28         46,508             --
Omnicom Group .........................     FEDEF-1D - 0.070%      10/04/17          1,217         90,727             --
Oracle ................................     FEDEF-1D - 0.070%      10/04/17          2,818        108,140             --
O'Reilly Automotive ...................     FEDEF-1D - 0.070%      10/04/17            180         47,245             --
Paccar ................................     FEDEF-1D - 0.070%      10/04/17            792         43,387             --
Parker Hannifin .......................     FEDEF-1D - 0.070%      10/04/17            716         72,882             --
Paychex ...............................     FEDEF-1D - 0.070%      10/04/17            865         45,110             --
Pepsico ...............................     FEDEF-1D - 0.070%      10/04/17            152         15,586             --
Perkinelmer ...........................     FEDEF-1D - 0.070%      10/04/17            246         12,273             --
Pfizer ................................     FEDEF-1D - 0.070%      10/04/17          2,091         71,429             --
Plum Creek Timber Company .............     FEDEF-1D - 0.070%      10/04/17            319         13,012             --
PPG Industries ........................     FEDEF-1D - 0.070%      10/04/17            144         14,956             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $      (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Priceline.com Incorporated ............     FEDEF-1D - 0.070%      10/04/17             21         29,771             --
Principal Financial Group .............     FEDEF-1D - 0.070%      10/04/17            449         22,719             --
Prologis ..............................     FEDEF-1D - 0.070%      10/04/17            486         21,010             --
Public Service Enterprise Group .......     FEDEF-1D - 0.070%      10/04/17            495         20,711             --
Public Storage ........................     FEDEF-1D - 0.070%      10/04/17             28          6,457             --
Pulte Homes ...........................     FEDEF-1D - 0.070%      10/04/17            855         15,544             --
PVH Corp. .............................     FEDEF-1D - 0.070%      10/04/17             84          7,556             --
Qualcomm Incorporated .................     FEDEF-1D - 0.070%      10/04/17            451         26,704             --
Quest Diagnostics Incorporated ........     FEDEF-1D - 0.070%      10/04/17            528         34,030             --
Raytheon Company ......................     FEDEF-1D - 0.070%      10/04/17            267         31,220             --
Realty Income .........................     FEDEF-1D - 0.070%      10/04/17            131          6,583             --
Red Hat ...............................     FEDEF-1D - 0.070%      10/04/17            125          9,783             --
Regions Financial .....................     FEDEF-1D - 0.070%      10/04/17          3,102         28,911             --
Resmed Corp. ..........................     FEDEF-1D - 0.070%      10/04/17            416         23,396             --
Reynolds American .....................     FEDEF-1D - 0.070%      10/04/17            783         38,451             --
Robert Half International .............     FEDEF-1D - 0.070%      10/04/17            577         29,542             --
Rockwell Automation ...................     FEDEF-1D - 0.070%      10/04/17            364         39,164             --
Rockwell Collins ......................     FEDEF-1D - 0.070%      10/04/17            524         45,321             --
Roper Industries ......................     FEDEF-1D - 0.070%      10/04/17            109         19,937             --
Ross Stores ...........................     FEDEF-1D - 0.070%      10/04/17          1,419         70,807             --
Sandisk ...............................     FEDEF-1D - 0.070%      10/04/17            331         25,626             --
Scripps Networks Interactive ..........     FEDEF-1D - 0.070%      10/04/17            817         46,683             --
Seagate Technology ....................     FEDEF-1D - 0.070%      10/04/17          1,918         75,857             --
Sealed Air ............................     FEDEF-1D - 0.070%      10/04/17            552         27,877             --
Simon Property Group ..................     FEDEF-1D - 0.070%      10/04/17             16          3,254             --
Skyworks Solutions ....................     FEDEF-1D - 0.070%      10/04/17            431         33,579             --
Southwest Airlines Co. ................     FEDEF-1D - 0.070%      10/04/17            424         19,406             --
St. Jude Medical ......................     FEDEF-1D - 0.070%      10/04/17            220         13,855             --
Staples ...............................     FEDEF-1D - 0.070%      10/04/17          2,272         29,343             --
Starbucks .............................     FEDEF-1D - 0.070%      10/04/17            219         13,820             --
Starwood Hotels & Resorts
 Worldwide ............................     FEDEF-1D - 0.070%      10/04/17            158         10,831             --
State Street ..........................     FEDEF-1D - 0.070%      10/04/17            207         13,899             --
Suntrust Banks ........................     FEDEF-1D - 0.070%      10/04/17          1,286         53,232             --
Symantec ..............................     FEDEF-1D - 0.070%      10/04/17            708         14,549             --
T. Rowe Price Group ...................     FEDEF-1D - 0.070%      10/04/17            520         38,568             --
Target ................................     FEDEF-1D - 0.070%      10/04/17            958         71,056             --
TE Connectivity Ltd. ..................     FEDEF-1D - 0.070%      10/04/17          1,348         86,043             --
Tesoro ................................     FEDEF-1D - 0.070%      10/04/17            340         35,170             --
Texas Instruments .....................     FEDEF-1D - 0.070%      10/04/17          1,541         90,626             --
Textron ...............................     FEDEF-1D - 0.070%      10/04/17            420         16,304             --
The Adt ...............................     FEDEF-1D - 0.070%      10/04/17            256          8,596             --
The Allstate ..........................     FEDEF-1D - 0.070%      10/04/17          2,462        152,201             --
The Bank Of New York Mellon ...........     FEDEF-1D - 0.070%      10/04/17            204          8,549             --
The Boeing Company ....................     FEDEF-1D - 0.070%      10/04/17            291         42,690             --
The Charles Schwab ....................     FEDEF-1D - 0.070%      10/04/17            227          6,912             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $      (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
The Clorox Company ....................     FEDEF-1D - 0.070%      10/04/17            284         34,659             --
The Coca-Cola Company .................     FEDEF-1D - 0.070%      10/04/17            289         12,309             --
The Cooper Companies ..................     FEDEF-1D - 0.070%      10/04/17             48          7,034             --
The Estee Lauder Companies ............     FEDEF-1D - 0.070%      10/04/17            274         22,892             --
The Gap ...............................     FEDEF-1D - 0.070%      10/04/17          2,621         70,688             --
The Goldman Sachs Group ...............     FEDEF-1D - 0.070%      10/04/17            429         80,244             --
The Goodyear Tire And
 Rubber Company .......................     FEDEF-1D - 0.070%      10/04/17          2,457         81,347             --
The Hartford Financial
 Services Group .......................     FEDEF-1D - 0.070%      10/04/17            563         27,480             --
The Hershey Company ...................     FEDEF-1D - 0.070%      10/04/17            260         24,690             --
The Home Depot ........................     FEDEF-1D - 0.070%      10/04/17            354         44,254             --
The J.M. Smucker Company ..............     FEDEF-1D - 0.070%      10/04/17             97         11,380             --
The Kroger Co. ........................     FEDEF-1D - 0.070%      10/04/17          1,731         65,012             --
The Mcgraw-Hill Companies .............     FEDEF-1D - 0.070%      10/04/17             12          1,138             --
The PNC Financial Services Group ......     FEDEF-1D - 0.070%      10/04/17            682         61,582             --
The Procter & Gamble Company ..........     FEDEF-1D - 0.070%      10/04/17            549         42,542             --
The Sherwin-Williams Company ..........     FEDEF-1D - 0.070%      10/04/17            133         32,883             --
The Tjx Companies .....................     FEDEF-1D - 0.070%      10/04/17            366         26,513             --
The Travelers Companies ...............     FEDEF-1D - 0.070%      10/04/17          1,212        136,677             --
The Walt Disney Company ...............     FEDEF-1D - 0.070%      10/04/17            497         56,425             --
The Western Union Company .............     FEDEF-1D - 0.070%      10/04/17          4,647         91,267             --
Thermo Fisher Scientific ..............     FEDEF-1D - 0.070%      10/04/17            130         16,514             --
Time Warner Cable .....................     FEDEF-1D - 0.070%      10/04/17             74         13,891             --
Time Warner ...........................     FEDEF-1D - 0.070%      10/04/17            622         45,624             --
Toll Brothers .........................     FEDEF-1D - 0.070%      10/04/17          1,668         61,107             --
Torchmark .............................     FEDEF-1D - 0.070%      10/04/17            123          7,174             --
Total System Services .................     FEDEF-1D - 0.070%      10/04/17              4            205             --
Tractor Supply Company ................     FEDEF-1D - 0.070%      10/04/17            767         70,343             --
Twenty-First Century Fox ..............     FEDEF-1D - 0.070%      10/04/17          2,132         64,450             --
Tyco International PLC. ...............     FEDEF-1D - 0.070%      10/04/17             35          1,281             --
Tyson Foods ...........................     FEDEF-1D - 0.070%      10/04/17            873         39,330             --
UDR ...................................     FEDEF-1D - 0.070%      10/04/17            458         16,215             --
Union Pacific .........................     FEDEF-1D - 0.070%      10/04/17             79          7,518             --
United Technologies ...................     FEDEF-1D - 0.070%      10/04/17          1,120        112,258             --
United Therapeutics ...................     FEDEF-1D - 0.070%      10/04/17            140         17,644             --
Unitedhealth Group ....................     FEDEF-1D - 0.070%      10/04/17            466         54,395             --
Universal Health Services .............     FEDEF-1D - 0.070%      10/04/17            251         29,590             --
US Bancorp ............................     FEDEF-1D - 0.070%      10/04/17          1,008         42,860             --
Valero Energy .........................     FEDEF-1D - 0.070%      10/04/17          1,287         79,665             --
Varian Medical Systems ................     FEDEF-1D - 0.070%      10/04/17            711         54,781             --
Verisign ..............................     FEDEF-1D - 0.070%      10/04/17            425         34,200             --
VF ....................................     FEDEF-1D - 0.070%      10/04/17            579         38,162             --
Viacom ................................     FEDEF-1D - 0.070%      10/04/17            262         13,013             --
Visa ..................................     FEDEF-1D - 0.070%      10/04/17            286         22,359             --
Vornado Realty Trust ..................     FEDEF-1D - 0.070%      10/04/17            301         30,028             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $      (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co. ..........................     FEDEF-1D - 0.070%      10/04/17            716         63,809             --
Wal-Mart Stores .......................     FEDEF-1D - 0.070%      10/04/17          1,690         98,054             --
Waste Management ......................     FEDEF-1D - 0.070%      10/04/17            694         36,914             --
Waters ................................     FEDEF-1D - 0.070%      10/04/17            278         34,516             --
Wells Fargo & Company .................     FEDEF-1D - 0.070%      10/04/17          1,225         66,488             --
Welltower .............................     FEDEF-1D - 0.070%      10/04/17            226         15,330             --
Western Digital .......................     FEDEF-1D - 0.070%      10/04/17            814         54,668             --
Weyerhaeuser Company ..................     FEDEF-1D - 0.070%      10/04/17            742         21,726             --
Whirlpool .............................     FEDEF-1D - 0.070%      10/04/17            181         27,181             --
Whole Foods Market ....................     FEDEF-1D - 0.070%      10/04/17             72          2,210             --
Williams-Sonoma .......................     FEDEF-1D - 0.070%      10/04/17            618         45,413             --
Wyndham Worldwide .....................     FEDEF-1D - 0.070%      10/04/17            638         48,807             --
Xerox .................................     FEDEF-1D - 0.070%      10/04/17          6,458         64,774             --
Xilinx ................................     FEDEF-1D - 0.070%      10/04/17          1,265         60,482             --
Xl Group PLC ..........................     FEDEF-1D - 0.070%      10/04/17            507         19,531             --
Yum! Brands ...........................     FEDEF-1D - 0.070%      10/04/17            258         19,138             --
Zimmer Holdings .......................     FEDEF-1D - 0.070%      10/04/17            337         31,904             --
Zions Ban .............................     FEDEF-1D - 0.070%      10/04/17            184          5,242             --
3I Group PLC ..........................     SONIA-1D - 0.448%      10/03/17          1,680         12,946             --
Anheuser Busch Inbev SA/NV ............     SONIA-1D - 0.448%      10/03/17             93         10,904             --
Arm Holdings PLC ......................     SONIA-1D - 0.448%      10/03/17            247          4,004             --
Assicurazioni Generali - Societa
 Per Azioni ...........................     SONIA-1D - 0.448%      10/03/17             37            696             --
Associated British Foods PLC ..........     SONIA-1D - 0.448%      10/03/17            146          7,645             --
Astrazeneca PLC .......................     SONIA-1D - 0.448%      10/03/17             17          1,073             --
Aviva PLC .............................     SONIA-1D - 0.448%      10/03/17          2,075         15,250             --
British Land Company PLC (The) ........     SONIA-1D - 0.448%      10/03/17          2,142         28,743             --
British Sky Broadcasting Group PLC ....     SONIA-1D - 0.448%      10/03/17          2,339         39,784             --
Bt Group PLC ..........................     SONIA-1D - 0.448%      10/03/17            474          3,303             --
Bunzl Public Limited Company ..........     SONIA-1D - 0.448%      10/03/17            205          5,714             --
Burberry Group PLC ....................     SONIA-1D - 0.448%      10/03/17            616         12,580             --
Carnival PLC ..........................     SONIA-1D - 0.448%      10/03/17            402         22,117             --
Compass Group PLC .....................     SONIA-1D - 0.448%      10/03/17          1,393         23,634             --
CRH PLC ...............................     SONIA-1D - 0.448%      10/03/17            330          9,121             --
Daily Mail And General Trust PLC ......     SONIA-1D - 0.448%      10/03/17            595          6,947             --
Experian PLC ..........................     SONIA-1D - 0.448%      10/03/17          1,837         31,677             --
G4S PLC ...............................     SONIA-1D - 0.448%      10/03/17            939          3,572             --
GKN PLC ...............................     SONIA-1D - 0.448%      10/03/17            785          3,515             --
Glaxosmithkline PLC ...................     SONIA-1D - 0.448%      10/03/17            341          7,200             --
Hammerson PLC .........................     SONIA-1D - 0.448%      10/03/17          1,923         19,190             --
Hays PLC ..............................     SONIA-1D - 0.448%      10/03/17          2,665          5,771             --
HSBC Holdings PLC .....................     SONIA-1D - 0.448%      10/03/17            938          7,427             --
Imperial Tobacco Group PLC ............     SONIA-1D - 0.448%      10/03/17            234         12,617             --
Intercontinental Hotels Group PLC .....     SONIA-1D - 0.448%      10/03/17            398         15,371             --
International Consolidated
 Airlines Group .......................     SONIA-1D - 0.448%      10/03/17             96            900             --


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $      (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
ITV PLC ...............................     SONIA-1D - 0.448%      10/03/17          5,668         22,214             --
Kingfisher PLC ........................     SONIA-1D - 0.448%      10/03/17          3,347         18,497             --
Ladbrokes PLC .........................     SONIA-1D - 0.448%      10/03/17          4,217          7,096             --
Land Securities PLC ...................     SONIA-1D - 0.448%      10/03/17          1,376         28,333             --
Legal & General Group PLC .............     SONIA-1D - 0.448%      10/03/17          1,648          6,525             --
London Stock Exchange Group PLC .......     SONIA-1D - 0.448%      10/03/17            300         11,707             --
Man Strategic Holdings Limited ........     SONIA-1D - 0.448%      10/03/17          6,067         15,356             --
Marks And Spencer PLC .................     SONIA-1D - 0.448%      10/03/17          4,004         31,836             --
Next PLC ..............................     SONIA-1D - 0.448%      10/03/17             28          3,438             --
Old Mutual PLC ........................     SONIA-1D - 0.448%      10/03/17          3,104         10,241             --
Pearson PLC ...........................     SONIA-1D - 0.448%      10/03/17            346          4,830             --
Persimmon PLC .........................     SONIA-1D - 0.448%      10/03/17          1,015         31,812             --
Prudential PLC ........................     SONIA-1D - 0.448%      10/03/17            373          8,811             --
Relx PLC ..............................     SONIA-1D - 0.448%      10/03/17            993         17,889             --
Rexam PLC .............................     SONIA-1D - 0.448%      10/03/17            138          1,142             --
Rio Tinto PLC .........................     SONIA-1D - 0.448%      10/03/17            228          8,692             --
Sabmiller PLC .........................     SONIA-1D - 0.448%      10/03/17             50          3,042             --
Schroders PLC .........................     SONIA-1D - 0.448%      10/03/17            240         10,924             --
Segro PLC .............................     SONIA-1D - 0.448%      10/03/17          1,174          8,127             --
Shire PLC .............................     SONIA-1D - 0.448%      10/03/17            371         26,374             --
Smith & Nephew PLC ....................     SONIA-1D - 0.448%      10/03/17            167          2,975             --
Standard Life PLC .....................     SONIA-1D - 0.448%      10/03/17            865          5,616             --
The Sage Group PLC ....................     SONIA-1D - 0.448%      10/03/17          1,877         15,691             --
Ubmg Holdings .........................     SONIA-1D - 0.448%      10/03/17            907          7,135             --
Unilever PLC ..........................     SONIA-1D - 0.448%      10/03/17             50          2,267             --
Vodafone Group PLC ....................     SONIA-1D - 0.448%      10/03/17          4,995         16,687             --
Whitbread PLC .........................     SONIA-1D - 0.448%      10/03/17             24          1,829             --
William Hill PLC ......................     SONIA-1D - 0.448%      10/03/17          2,482         12,113             --
Wm Morrison Supermarkets PLC ..........     SONIA-1D - 0.448%      10/03/17            403          1,068             --
Wolseley Limited ......................     SONIA-1D - 0.448%      10/03/17            137          7,979             --
WPP PLC ...............................     SONIA-1D - 0.448%      10/03/17          1,065         23,786             --
Aktiebolaget Electrolux ...............   STIBO-1W - (0.369)%      10/03/17            766         22,827             --
Aktiebolaget SKF ......................   STIBO-1W - (0.369)%      10/03/17            108          1,916             --
Alfa Laval AB .........................   STIBO-1W - (0.369)%      10/03/17            983         17,153             --
Assa Abloy AB .........................   STIBO-1W - (0.369)%      10/03/17            585         11,325             --
Atlas Copco AB ........................   STIBO-1W - (0.369)%      10/03/17            846         22,416             --
Boliden AB ............................   STIBO-1W - (0.369)%      10/03/17          1,337         25,727             --
H & M Hennes & Mauritz AB .............   STIBO-1W - (0.369)%      10/03/17            205          7,978             --
Holmen Aktiebolag .....................   STIBO-1W - (0.369)%      10/03/17            155          4,710             --
Investor AB ...........................   STIBO-1W - (0.369)%      10/03/17            847         31,465             --
Nordea Bank AB (Publ) .................   STIBO-1W - (0.369)%      10/03/17          1,132         12,934             --
Securitas AB ..........................   STIBO-1W - (0.369)%      10/03/17            868         11,260             --
Skandinaviska Enskilda Banken .........   STIBO-1W - (0.369)%      10/03/17          1,220         13,203             --
Skanska AB ............................   STIBO-1W - (0.369)%      10/03/17            544          9,964             --
Svenska Cellulosa Ab ..................   STIBO-1W - (0.369)%      10/03/17            265          7,513             --
Svenska Handelsbanken .................   STIBO-1W - (0.369)%      10/03/17            282          3,929             --

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                  TERMINATION                    NOTIONAL        APPRECIATION/
REFERENCE ENTITY/OBLIGATION              FUND PAYS/(RECEIVES)         DATE        CONTRACTS      AMOUNT $      (DEPRECIATION) $
------------------------------------------------------------------------------------------------------------------------------------
Swedish Match AB ......................   STIBO-1W - (0.369)%      10/03/17            237          7,446             --
Telefonaktiebolaget Lm Ericsson .......   STIBO-1W - (0.369)%      10/03/17          3,474         33,953             --
Millicom International Cellular .......   STIBO-1W - (0.369)%      10/03/17             94          5,210             --
Abb Ltd. ..............................   TOIS -1D - (0.533)%      10/03/17            773         14,261             --
Actelion Ltd. .........................   TOIS -1D - (0.533)%      10/03/17             48          6,454             --
Adecco S.A. ...........................   TOIS -1D - (0.533)%      10/03/17            357         26,224             --
Baloise Holding .......................   TOIS -1D - (0.533)%      10/03/17            153         18,127             --
Compagnie Financiere Richemont ........   TOIS -1D - (0.533)%      10/03/17            132         11,145             --
Credit Suisse Group Ltd ...............   TOIS -1D - (0.533)%      10/03/17            159          3,958             --
Gam Group AG ..........................   TOIS -1D - (0.533)%      10/03/17            258          4,816             --
Geberit International AG ..............   TOIS -1D - (0.533)%      10/03/17             69         23,178             --
Givaudan SA ...........................   TOIS -1D - (0.533)%      10/03/17              8         14,343             --
Julius Baer Group AG ..................   TOIS -1D - (0.533)%      10/03/17            249         12,113             --
Kuehne & NAG el International AG ......   TOIS -1D - (0.533)%      10/03/17            113         15,515             --
Lonza Group Ltd. ......................   TOIS -1D - (0.533)%      10/03/17            121         17,605             --
Nestle SA .............................   TOIS -1D - (0.533)%      10/03/17             59          4,499             --
Novartis AG ...........................   TOIS -1D - (0.533)%      10/03/17            160         14,648             --
Roche Holding AG ......................   TOIS -1D - (0.533)%      10/03/17              8          2,137             --
SGS Societe Generale
 De Surveillance ......................   TOIS -1D - (0.533)%      10/03/17              1          1,877             --
Swiss Life Holding AG .................   TOIS -1D - (0.533)%      10/03/17             98         23,123             --
Swiss Reinsurance Company .............   TOIS -1D - (0.533)%      10/03/17            486         44,329             --
Swisscom AG ...........................   TOIS -1D - (0.533)%      10/03/17             14          7,255             --
Syngenta AG ...........................   TOIS -1D - (0.533)%      10/03/17              7          2,359             --
The Swatch Group SA ...................   TOIS -1D - (0.533)%      10/03/17             45         17,689             --
Zurich Insurance Group AG .............   TOIS -1D - (0.533)%      10/03/17            147         38,661             --
                                                                                                                 -------
                                                                                                                      --
                                                                                                                 -------

EONIA -- EURO OVERNIGHT INDEX AVERAGE
FEDEF -- FEDERAL FUND
STIBO -- STOCKHOLM INTERBANK OFFERED RATE
SONIA -- STERLING OVERNIGHT INTERBANK AVERAGE RATE
TOIS -- TOM/NEXT INDEX SWAPS RATE

For the period ended October 31, 2015, the notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

A list of open futures contracts held by the Fund at October 31, 2015 are as follows:

--------------------------------------------------------------------------------
                                NUMBER OF                         UNREALIZED
                                CONTRACTS       EXPIRATION       APPRECIATION/
TYPE OF CONTRACT                  LONG            DATE         (DEPRECIATION) $
--------------------------------------------------------------------------------
3-Month Euro EURIBOR .........      9            Dec-2016           1,953
3-Month Euro EURIBOR .........     10            Dec-2017           2,315
3-Month Euro EURIBOR .........      5            Dec-2018             262
3-Month Euro EURIBOR .........      4            Jun-2016           1,010
3-Month Euro EURIBOR .........      9            Jun-2017           1,787
3-Month Euro EURIBOR .........     10            Jun-2018           2,493
3-Month Euro EURIBOR .........      9            Mar-2017           2,023
3-Month Euro EURIBOR .........     10            Mar-2018           2,532
3-Month Euro EURIBOR .........      9            Sep-2016           2,009
3-Month Euro EURIBOR .........     10            Sep-2017           2,280
3-Month Euro EURIBOR .........     10            Sep-2018           2,608
3-Month EUROYEN TFX ..........      1            Dec-2016             (10)
3-Month EUROYEN TFX ..........      1            Jun-2016              --
3-Month EUROYEN TFX ..........      1            Sep-2016              --
3-Month New Zealand Bill .....      1            Dec-2015           1,574
3-Month New Zealand Bill .....      1            Mar-2016           1,598
90-Day AUD Bank Bill .........      2            Dec-2015             139
90-Day AUD Bank Bill .........      2            Jun-2016             131
90-Day AUD Bank Bill .........      3            Mar-2016             209
90-Day AUD Bank Bill .........      2            Sep-2016             137
90-Day Euro$ .................     13            Dec-2016          (2,438)
90-Day Euro$ .................     12            Dec-2017          (3,638)
90-Day Euro$ .................     11            Dec-2018          (3,600)
90-Day Euro$ .................      1            Jun-2016             (88)
90-Day Euro$ .................     12            Jun-2017          (3,125)
90-Day Euro$ .................     12            Jun-2018          (3,262)
90-Day Euro$ .................     12            Mar-2017          (2,900)
90-Day Euro$ .................     12            Mar-2018          (3,400)
90-Day Euro$ .................     13            Sep-2016          (1,962)
90-Day Euro$ .................     12            Sep-2017          (3,150)
90-Day Euro$ .................     12            Sep-2018          (3,462)
90-Day Sterling ..............      5            Jun-2016             (94)
90-Day Sterling ..............      7            Dec-2016              65
90-Day Sterling ..............      7            Dec-2017              29
90-Day Sterling ..............      1            Dec-2018            (268)
90-Day Sterling ..............      7            Jun-2017             103

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

--------------------------------------------------------------------------------

                                NUMBER OF                          UNREALIZED
                                CONTRACTS       EXPIRATION       APPRECIATION/
TYPE OF CONTRACT               LONG/(SHORT)        DATE        (DEPRECIATION) $
--------------------------------------------------------------------------------
90-Day Sterling ..............      7            Jun-2018            (165)
90-Day Sterling ..............      7            Mar-2017             142
90-Day Sterling ..............      7            Mar-2018            (203)
90-Day Sterling ..............      7            Sep-2016               4
90-Day Sterling ..............      7            Sep-2017              46
90-Day Sterling ..............      7            Sep-2018            (376)
AUD Currency .................     (9)           Dec-2015          (1,310)
Australian 10-Year Bond ......      2            Dec-2015             125
Australian 3-Year Bond .......      4            Dec-2015              90
GBP Currency .................      3            Dec-2015             638
Brent Crude Penultimate ......     (2)           Dec-2015          (1,170)
Brent Crude Penultimate ......     (3)           Nov-2015          (1,930)
CAD Currency .................     (5)           Dec-2015          (7,460)
CAC40 10 Euro ................      1            Nov-2015             171
CAD Bank Acceptance ..........      1            Dec-2015            (162)
CAD Bank Acceptance ..........      2            Mar-2016            (325)
Canadian 10-Year Bond ........      1            Dec-2015            (914)
CHF Currency .................     (3)           Dec-2015           1,650
Cocoa ........................      1            Dec-2015           1,060
Cocoa (ICE) ..................      1            Dec-2015             907
Cocoa ........................      1            Mar-2016           1,610
Coffee 'C' ...................     (1)           Dec-2015            (169)
Coffee Robusta ...............     (1)           Jan-2016            (910)
Coffee 'C' ...................     (1)           Mar-2016            (150)
Copper .......................     (1)           Dec-2015             562
Corn .........................     (8)           Dec-2015           3,400
Corn .........................     (5)           Mar-2016           2,537
Cotton No. 2 .................      1            Dec-2015             (35)
Cotton No. 2 .................     (1)           Mar-2016          (1,460)
DJIA E-MINI CBOT .............      1            Dec-2015            (335)
E-MINI MSCI Emerging Index ...     (1)           Dec-2015          (2,740)
Euro Currency ................    (15)           Dec-2015          19,500
Euro Stoxx 50 ................    (25)           Dec-2015         (84,850)
Euro-Bobl ....................     17            Dec-2015           5,904
Euro-BTP .....................      1            Dec-2015           2,948
Euro-Bund ....................      9            Dec-2015           9,271

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

--------------------------------------------------------------------------------
                                NUMBER OF                          UNREALIZED
                                CONTRACTS       EXPIRATION       APPRECIATION/
TYPE OF CONTRACT               LONG/(SHORT)        DATE        (DEPRECIATION) $
--------------------------------------------------------------------------------
Euro-Oat .....................      2            Dec-2015             223
Euro-Schatz ..................     25            Dec-2015           2,534
Gas Oil ICE ..................     (1)           Dec-2015             175
Gasoil Euro ..................     (2)           Nov-2015           2,100
Gold .........................     (5)           Dec-2015         (13,300)
Hang Seng Index ..............     (1)           Nov-2015           3,394
H-shares Index ...............     (1)           Nov-2015           2,768
Japanese 10-Year Bond ........      2            Dec-2015           5,991
JPN Yen Currency .............      5            Dec-2015          (3,100)
Lean Hogs ....................     (1)           Feb-2016           1,880
Live Cattle ..................     (2)           Dec-2015          (8,900)
Live Cattle ..................     (1)           Feb-2016          (4,230)
LME Copper ...................     (1)           Nov-2015          (1,500)
LME Lead .....................     (1)           Nov-2015            (381)
LME Prime Aluminum ...........     (1)           Jan-2016           2,588
LME Zinc .....................     (1)           Nov-2015            (373)
Long Gilt ....................      2            Dec-2015          (3,352)
Mexican Peso .................      5            Dec-2015             430
NASDAQ 100 E-MINI ............      2            Dec-2015           4,570
Natural Gas ..................     (3)           Dec-2015          10,420
Natural Gas ..................     (2)           Jan-2016           5,570
Nikkei 225 Index .............      1            Dec-2015           1,657
NY Harbor ....................     (2)           Dec-2015          (3,436)
NY Harbor ....................     (1)           Jan-2016          (1,592)
Red Wheat ....................     (1)           Dec-2015             313
Russell 2000 Index E-MINI ....     (6)           Dec-2015         (18,890)
S&P 500 Index E-MINI .........    (74)           Dec-2015        (652,202)
SGX CNX Nifty Index ..........     (1)           Nov-2015             606
Silver .......................     (2)           Dec-2015          (9,570)
Soybean ......................     (4)           Jan-2016           2,800
Soybean ......................     (2)           Mar-2016             838
Soybean Oil ..................     (1)           Dec-2015            (396)
Sugar #11 ....................     (2)           May-2016          (2,621)
Sugar #11 ....................     (4)           Mar-2016          (7,056)
U.S. 10-Year Treasury Note ...      5            Dec-2015          (5,368)
U.S. 2-Year Treasury Note ....     14            Dec-2015          (6,054)
U.S. 5-Year Treasury Note ....     13            Dec-2015          (9,898)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS -- CONTINUED

--------------------------------------------------------------------------------
                                NUMBER OF                          UNREALIZED
                                CONTRACTS       EXPIRATION       APPRECIATION/
TYPE OF CONTRACT               LONG/(SHORT)        DATE        (DEPRECIATION) $
--------------------------------------------------------------------------------
U.S. Long Treasury Bond ......      2            Dec-2015          (3,505)
U.S. Ultra Long Treasury Bond       1            Dec-2015            (660)
Kansas City Hard Red
  Winter Wheat ...............     (2)           Dec-2015           1,475
Kansas City Hard Red
  Winter Wheat ...............     (1)           Mar-2016             688
Wheat ........................     (3)           Dec-2015          (2,862)
Wheat ........................     (2)           Mar-2016              25
WTI Crude Oil ................     (4)           Dec-2015           2,570
WTI Crude Oil ................     (2)           Jan-2016             (80)
                                                                 --------
                                                                 (765,950)
                                                                 --------

AUD -- AUSTRALIAN DOLLAR                           GBP -- BRITISH POUND
BOBL -- BUNDES OBLGATIONEN                         ICE -- INTERCONTINENTAL EXCHANGE
CAD -- CANADIAN DOLLAR                             LIBOR -- LONDON INTERBANK OFFERED RATE
CBOT -- CHICAGO BOARD OF TRADE                     LME -- LONDON METAL EXCHANGE
CHF -- SWISS FRANC                                 MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL
DJIA -- DOW JONES INDUSTRIAL AVERAGE               PLC -- PUBLIC LIMITED COMPANY
EURIBOR -- EURO INTERBANK OFFERED RATE             S&P -- STANDARD & POORS
EUROYEN TFX - -EURO/YEN TOKYO FINANCIAL EXCHANGE   SGX -- SINGAPORE EXCHANGE
E-MINI -- FUTURES CONTRACT 1/5 THE SIZE OF         WTI -- WEST TEXAS INTERMEDIATE
  A STANDARD CONTRACT

For the period ended October 31, 2015, the total number of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type during the period.

The following shows the levels of inputs used as of October 31, 2015, in valuing the Fund's financial instruments carried at fairvalue:

--------------------------------------------------------------------------------
FINANCIAL INSTRUMENTS             LEVEL 1      LEVEL 2     LEVEL 3      TOTAL
                                     $            $           $           $
--------------------------------------------------------------------------------
Futures Contracts
  Unrealized Appreciation         129,437        --          --        129,437
  Unrealized Depreciation        (895,387)       --          --       (895,387)
Equity Swaps*
  Unrealized Appreciation             --         --          --             --
  Unrealized Depreciation             --         --          --             --
                                 --------    ---------     -------    ---------
Total Financial Instruments      (765,950)       --          --       (765,950)
                                 ========    =========     =======    =========

*  EQUITY SWAPS REFLECT A FAIR VALUE OF $0 AT THE CLOSE OF BUSINESS ON
   OCTOBER 31, 2015 AS THE MONTHLY REALIZATION OF GAINS AND LOSSES ON THESE POSITIONS WAS CRYSTALLIZED ON OCTOBER 31, 2015, UPON THE MONTHLY RE-SET. THE CUMULATIVE NET REALIZED GAIN FOR THE PERIOD ENDED OCTOBER 31, 2015 WAS $855,818.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
                                                                          $
                                                                     ----------
ASSETS:
Cash ............................................................     5,730,053
Cash collateral on derivative contracts .........................     3,236,007
Due from broker .................................................       717,842
Deposits held with broker .......................................       323,532
Receivable from Adviser (Note 7) ................................        99,137
Variation margin receivable .....................................        56,496
Dividends receivable ............................................        10,587
Foreign currency (Cost $760) ....................................           760
                                                                     ----------
     Total assets ...............................................    10,174,414
                                                                     ----------
LIABILITIES:
Due to broker ...................................................       280,956
Variation margin payable ........................................        40,104
Payable due to Administrator (Note 6) ...........................        10,617
Dividends payable ...............................................         4,153
Payable due to Trustees .........................................         4,250
Interest payable ................................................         1,084
Chief Compliance Officer fees payable (Note 5) ..................           833
Other accrued expenses ..........................................        96,731
                                                                     ----------
      Total liabilities .........................................       438,728
                                                                     ----------
NET ASSETS ......................................................     9,735,686
                                                                     ==========
Net assets consist of:
Paid-in capital .................................................    10,000,000
Undistributed net investment income .............................       771,447
Accumulated net realized loss on futures contracts,
  swap contracts and foreign currency transactions ..............      (269,307)
Net unrealized depreciation on futures contracts ................      (765,950)
Net unrealized depreciation on foreign currency
  translation ...................................................          (504)
                                                                     ----------
NET ASSETS ......................................................     9,735,686
                                                                     ==========
NET ASSET VALUE, Offering and Redemption Price Per Share --
  Class I shares (unlimited authorization - no par value)
  ($9,735,686/500,000 shares) .............................         19.47
                                                                     ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF OPERATIONS
                                                                           $
                                                                       --------
INVESTMENT INCOME
Dividends ..........................................................     10,954
Less: foreign taxes withheld .......................................       (333)
                                                                       --------
    Total investment income ........................................     10,621
                                                                       --------
EXPENSES
Professional fees ..................................................     69,167
Insurance and other expenses .......................................     12,314
Administration fees (Note 6) .......................................     10,617
Investment advisory fees (Note 7) ..................................     10,320
Printing fees ......................................................      9,000
Custodian fees .....................................................      6,250
Interest expense ...................................................      4,902
Dividend expense ...................................................      4,256
Trustees' fees .....................................................      4,250
Chief Compliance Officer fees (Note 5) .............................        833
                                                                       --------
    TOTAL EXPENSES .................................................    131,909
                                                                       --------
LESS:
Investment advisory fees waived (Note 7) ...........................    (10,320)
Reimbursement from Investment Adviser (Note 7) .....................    (99,137)
                                                                       --------
    NET EXPENSES ...................................................     22,452
                                                                       --------
NET INVESTMENT LOSS ................................................    (11,831)
                                                                       --------
NET REALIZED GAIN/(LOSS) ON:
    Futures contracts ..............................................   (338,755)
    Swap contracts .................................................    855,818
    Foreign currency transactions ..................................     (3,092)
NET CHANGE IN UNREALIZED DEPRECIATION ON:
   Futures contracts ...............................................   (765,950)
   Foreign currency and translation of other assets and
     liabilities denominated in foreign currency ...................       (504)
                                                                       --------
Net realized and unrealized depreciation ...........................   (252,483)
                                                                       --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   (264,314)
                                                                       ========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS
                                                                          $
                                                                      ---------
OPERATIONS:
   Net investment loss ............................................     (11,831)
   Net realized gain on futures contracts, swap contracts and
     foreign currency transactions ................................     513,971
   Net change in unrealized depreciation on futures contracts, foreign currency and translation of other assets and
     liabilities denominated in foreign currency ..................    (766,454)
                                                                      ---------
   Net decrease in net assets resulting from operations ...........    (264,314)
                                                                      ---------
CAPITAL SHARE TRANSACTIONS(1):

   CLASS I SHARES
   Issued .........................................................   9,900,000
                                                                      ---------
   Net increase in net assets from capital share transactions .....   9,900,000
                                                                      ---------
   Total increase in net assets ...................................   9,635,686
                                                                      ---------
NET ASSETS:
   Beginning of period ............................................     100,000
                                                                      ---------
   End of period ..................................................   9,735,686
                                                                      =========
   Undistributed net investment income ............................     771,447
                                                                      =========

(1) SEE NOTE 10 -- SHARE TRANSACTIONS IN CONSOLIDATED NOTES TO THE FINANCIAL STATEMENTS.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

CONSOLIDATED FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA & RATIOS
FOR A SHARE OUTSTANDING THROUGHOUTTHE PERIOD

CLASS I SHARES                                                             $
                                                                       --------
Net asset value, beginning of period ...............................     20.00
                                                                       --------
INCOME FROM OPERATIONS:
Net investment loss (1) ............................................     (0.02)
Net realized and unrealized loss on investments ....................     (0.51)
                                                                       --------
Total from operations ..............................................     (0.53)
                                                                       --------
Net asset value, end of period .....................................     19.47
                                                                       ========
TOTAL RETURN+ ......................................................    (2.65)%
                                                                       ========
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ Thousands) ............................    9,736
Ratio of expenses to average net assets (including dividend
  expense, interest expense, waivers and reimbursements) (2) .......    2.72%(3)
Ratio of expenses to average net assets (including dividend
  expense, interest expense, excluding waivers and
  reimbursements) ..................................................   15.98%(3)
Ratio of net investment loss to average net assets .................  (1.43)%(3)
Portfolio turnover rate ............................................    0.00%(4)

(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(2) EXCLUDING DIVIDEND AND INTEREST EXPENSE, THE RATIO OF EXPENSES TO NET ASSETS WOULD HAVE BEEN 1.61%.

(3)  ANNUALIZED

(4) PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE FUND HOLDS EQUITY SWAP CONTRACTS WHICH RESET EACH MONTH AND/OR HAVE BEEN SOLD DURING THE PERIOD. THESE HOLDINGS ARE SPECIFICALLY EXCLUDED FROM THE PORTFOLIO TURNOVER RATE CALCULATION.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN MAY HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Winton Diversified Opportunities Fund (the "Fund") is a Delaware statutory trust registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on September 30, 2015. The Fund is a diversified, closed-end management investment company that operates as an interval fund. The Fund currently offers a single class of shares of beneficial interest designated as Class I shares to investors eligible to invest in the Fund.

Winton Capital US LLC, a limited liability company organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission ("SEC") as an investment adviser, serves as the Fund's investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Winton Capital Group Limited, an English limited liability company. The Adviser provides investment advisory services to the Fund and its Subsidiary (as defined below), and is responsible for their investment activities.

The Fund's investment objective is to seek to achieve long-term capital appreciation through compound growth. The investment strategy of the Fund is to invest globally, long and short, using leverage, in a diversified range of instruments which the Adviser believes are liquid (including exchange traded futures, options and forwards, currency forwards traded over the counter, equity securities (including common stocks of companies of any market capitalization, depositary receipts and exchange traded funds), derivatives linked to such securities (including swaps and equity index futures) and other related instruments) by following a systematic investment process that is based on statistical research. The Fund either invests directly in those instruments, or indirectly by investing via a swap or via its wholly- owned subsidiary, Winton Diversified Opportunities Fund Ltd., organized under the laws of the Cayman Islands (the "Subsidiary"), which may then invest in such assets directly or indirectly. The Fund may also invest a significant portion of its assets in other instruments for cash management purposes. These other instruments are expected to be predominantly comprised of U.S. Treasury obligations but may include debt instruments of any government, corporation or other entity and may include other instruments such as money market funds.

The Fund seeks to achieve its investment objective in accordance with its investment strategy by following a systematic investment process which has been developed and is implemented by the Adviser. The investment process is based on statistical analysis of historical data. This research is used to develop investment strategies

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

1.   ORGANIZATION (CONTINUED)

that are operated as an automated, computer-based system. This investment systemis implemented, with certain variations resulting from particular investment constraints, to create different investment programs, including the program used by the Fund (the "Program").

2.   SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the
Fund:

A) USE OF ESTIMATES -- The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

B) FAIR VALUE MEASUREMENT -- The Fund's securities are recorded at fair value. The FASB Accounting Standards Codification ("ASC") Topic 820 Fair Value Measurement defines fair value, establishes a framework for measuring fair value using a three-tier hierarchy of inputs to value the Fund's investments.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurementdate.

C) COMMODITY-LINKED INVESTMENTS -- The Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity-linked derivative instruments, including swap agreements, other commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C) COMMODITY-LINKED INVESTMENTS (CONTINUED) -- In order for a Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 ("Subchapter M of the Code"), the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Fund invests in such instruments directly, the Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non- qualifying income).

D) SECURITIES SOLD SHORT -- The Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. These proceeds are listed on the Consolidated Statement of Assets and Liabilities as Due from broker. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund's total assets. This limitation does not apply to short sales against the box.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D) SECURITIES SOLD SHORT (CONTINUED) -- Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

E) FUTURES CONTRACTS -- The Fund and Subsidiary may enter into futures contracts or related options on futures contracts. A futures contract is an agreement between two parties whereby one party agrees to sell and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Futures contracts are traded in the United States on commodity exchanges or boards of trade (known as "contract markets") approved for such trading and regulated by the Commodity Futures Trading Commission. These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

F) SWAP AGREEMENTS -- The Fund may invest in swap agreements as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage the Fund's yield spread sensitivity. A swap agreement is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swap agreements are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

     Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F) SWAP AGREEMENTS (CONTINUED) -- Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the swap agreement. The Fund will not enter into any swap agreement unless the Fund believes that the counterparty to the transaction is creditworthy.

     A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on a basis other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the swap agreement.

     EQUITY SWAPS

     In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F) SWAP AGREEMENTS (CONTINUED) -- Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from counterparties, pricing services, brokers or market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Net payments of interest are recorded as realized gains or losses. The equity swaps reset monthly, as such there was $0 unrealized appreciation/(depreciation) as of October 31, 2015.

     All swaps held by the Fund during the period ended October 31, 2015 had equity risk exposure.

G) INVESTMENT IN SUBSIDIARY -- The Fund invests in its own Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non- fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest in commodity-linked swap agreements and other commodity- linked derivative instruments. The Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus the Fund, as an investor in its own Subsidiary, will not have all of the protections offered to investors in registered investment companies. The Subsidiary commenced operations on September 30, 2015.

H) ORGANIZATION AND OFFERING COSTS -- The Adviser or an affiliate of the Adviser, has agreed to pay the organization and initial offering costs on behalf of the Fund including the Subsidiary. The organization and initial offering costs include preparation and filing incorporation documents, bylaws, declarations of trust, registration statements, board materials, state and federal registration of shares and audit fees. As a result, the Fund's financial statements do not reflect these organization and offering costs. Total organization and offering costs incurred through October 31, 2015 were approximately $296,454 and these amounts are also not subject to recapture by the Adviser or an affiliate of the Adviser. Additionally, the Subsidiary incurred $115,940 of offering costs and these amounts are also not subject to recapture by the Adviser or an affiliate of the Adviser. Any additional organization and initial offering costs incurred by the Fund and Subsidiary will also be paid by the Adviser or an affiliate of the Adviser.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

I) FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely- than- not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     As of and during the period ended October 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties.

J) SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME -- Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion are calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

K) FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Consolidated Statement of Operations.

     Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. Dollar equivalent of the amounts actually received or paid.

L) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes its net investment income annually and distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3.   INVESTMENTS

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter ("OTC"), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time, if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Board").

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3.   INVESTMENTS (CONTINUED)

If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Exchange traded options on securities and indices purchased by the Fund or Subsidiary generally are valued at their last trade price or, if there is no last trade price, the last bid price. Exchange-traded options on securities and indices written by the Fund or Subsidiary are generally valued at their last trade price or, if there is no last trade price, the last asked price. In the case of options traded in the OTC market, if the OTC option is also an exchange-traded option, the Fund or Subsidiary will follow the rules regarding the valuation of exchange traded options. If the OTC option is not also an exchange traded option, the Fund or Subsidiary will value the option at fair value in accordance with procedures adopted by the Board. Futures contracts and options on futures contracts are valued at the last trade price prior to the end of the Fund's or Subsidiary's pricing cycle. Swap contracts held by the Fund or Subsidiary are valued primarily using valuations from independent pricing services. If the valuations cannot be so sourced, then valuations can be based on broker quotations, or if no broker quotations are available, from the swap counterparty or by reference to daily quoted values for the indices or securities upon which the swap contract is valued. In the absence of the above, an appropriate method of valuation will be determined subject to the fair valuation procedures established by the Adviser.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Fund and has delegated responsibility for fair value determinations to the Fair Valuation Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

The Subsidiary's assets and liabilities will also be valued in accordance with the methods listed above. The Fund's investment in the Subsidiary is valued at the net asset value of the Subsidiary and the results of the Subsidiary are consolidated into the Fund for financial reporting purposes.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund categorizes its investments, based on the priority of the valuation technique, into a three-level fair value hierarchy. The valuation hierarchy is based upon the observability of the inputs to the valuation of the financial asset or liability as of the measurement date. A financial instrument's categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy are as follows:

     Level 1 -- unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

     Level 2 -- observable inputs other than quoted prices included in Level 1 that are not observable for the asset or the investment either directly (i.e. as prices) or indirectly (i.e. derived from prices). These inputs may include quoted prices for an identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     Level 3 -- significant unobservable inputs for the investment to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the investment, and that would be based on the best information available.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. INVESTMENTS (CONTINUED)

The Fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset or liability.

Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. There were no Level 3 assets and liabilities as of and for the period ended October 31, 2015.

For the period ended October 31, 2015, there were no transfers between levels. It is the Fund's policy to recognize transfers into and out of levels at the end of the reporting period.

For details of the investment classification, refer to the Consolidated Schedule of Investments.

TRANSACTIONS

During the period ended October 31, 2015, the Fund purchased 1,151,353 swap contracts and closed 652,030 swap contracts for a realized gain of $855,818 with 499,323 swap contracts outstanding. This turnover is inclusive of monthly swap resets, expirations and transactions with the counterparty. The open swap contracts are collateralized by cash, which is included in Cash collateral on derivative contracts on the Consolidated Statement of Assets and Liabilities.

During the period ended October 31, 2015, the Fund purchased 942 futures contracts and closed 299 futures contracts for a realized loss of $338,755 with 643 futures contracts outstanding. All future contracts held by the Fund are exchange-traded and therefore no right of offset exists. The future contracts were collateralized by cash, which is included in Cash collateral on derivative contracts on the Consolidated Statement of Assets and Liabilities.

4.   BASIS FOR CONSOLIDATION FOR THE SUBSIDIARY

The Consolidated Statement of Assets and Liabilities, Consolidated Schedule of Investments, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, and the Consolidated Financial Highlights of the Fund include the accounts of its Subsidiary. All intercompany balances and transactions have been eliminated in consolidation for the Fund.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

4.   BASIS FOR CONSOLIDATION FOR THE SUBSIDIARY (CONTINUED)

The Subsidiary has a fiscal year end of October 31 for financial statement consolidation purposes and a nonconforming tax year end of September 30. The net assets of the Subsidiary at October 31, 2015, were $925,595, which represented 9.51% of the net assets of the Fund.

Income, gains and losses attributed to the Fund's investments in the Subsidiary are as follows:

                                                                $
                                                             --------
     INVESTMENT INCOME:
       Interest Income ..................................          --

     NET REALIZED LOSS ON:
       Futures contracts ................................     (53,798)
       Foreign currency transactions ....................          (3)
                                                             --------
     NET CHANGE IN UNREALIZED DEPRECIATION ON:
       Futures contracts ................................     (20,604)
                                                             --------
     TOTAL INCOME, GAINS AND LOSSES ATTRIBUTED TO
       THE FUND'S INVESTMENTS IN THE SUBSIDIARY .........    (74,405)
                                                             ========

5.   TRANSACTIONS WITH AFFILIATES

An affiliate of the Adviser holds 100% of the Class I shares as of October 31, 2015.

Certain officers of the Fund are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Fund. Refer to the Trustees and Officers of the Fund table on page 54 for more information.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Fund as incurred. The services include regulatory oversight of the Fund's advisors and service providers, as required by SEC regulations.

The CCO's services and fees have been approved by and are reviewed by the Board. The Fund pays these fees to the Administrator.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

6.   ADMINISTRATION, CUSTODIAN, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended October 31, 2015, the Fund paid $10,617 for these services, of which $10,617 was outstanding at October 31, 2015.

The Bank of New York Mellon (the "Custodian") serves as the Fund's Custodian pursuant to a custody agreement.

Atlantic Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's Transfer Agent pursuant to a transfer agency agreement.

The Distributor is the principal distributor of shares of the Fund. The Distributor may enter into selected dealer agreements with other selling agents or sub-distributors for the sale and distribution of Fund shares.

7.   INVESTMENT ADVISORY AGREEMENT

Pursuant to the Advisory Agreement, the Fund pays to the Adviser a monthly fee at the annual rate of 1.25% of average net assets. The management fee is applied to the Fund's net asset value ("NAV") (before the deduction of any Incentive Fee and the repurchase of any shares pursuant to a periodic repurchase offer). The Management Fee is accrued at least weekly and paid monthly, in arrears.

The Fund pays to the Adviser a performance-based fee ("Incentive Fee"), quarterly in arrears, accrued as of the end of each business day, equal to 20.00% of the Investment Profits (as defined below) attributable to each share for such calendar quarter; provided, however, that an Incentive Fee with respect to a share will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Un-recouped Investment Losses (as defined below) as of the end of the previous calendar quarter.

The term "Investment Profits" refers to an increase in the NAV of a share attributable to the net realized and unrealized gains arising from the Fund's investment activities during the calendar quarter (after deducting (i) interest earned on, and net realized and unrealized gains arising from, the Fund's cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

7.   INVESTMENT ADVISORY AGREEMENT (CONTINUED)

after adjusting for any repurchase of shares made during the calendar quarter). The term "Un-recouped Investment Losses" refers to any decrease in the NAV of a share attributable to the net realized and unrealized losses arising from the Fund's investment activities (after deducting (i) interest earned on, and net realized and unrealized gains arising from the Fund's cash balances and fixed income investments held for cash management purposes during the calendar quarter; and (ii) any management fee accrued during the calendar quarter and after adjusting for any repurchase of shares made during the calendar quarter) that have not been offset by subsequent Investment Profits since the formation of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, Incentive Fees and non-routine expenses) from exceeding 1.61% of the Fund's average daily net assets until February 28, 2017 (the "Expense Limitation"). The Adviser may recover all or a portion of its fee reductions or expenses reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund's total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated: (i) by the Board of Trustees of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Fund, effective as of the close of business on February 28, 2017. As of October 31, 2015, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $109,457, expiring in2018.

The Subsidiary has entered into a separate investment advisory agreement with the Adviser for the management of the Subsidiary's portfolio. The Subsidiary does not pay a separate management fee to the Adviser for these services.

8.   FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

8.   FEDERAL TAX INFORMATION (CONTINUED)

in nature, they are charged or credited to undistributed net investment income/
(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following permanent differences primarily attributable to swap re-classes and foreign currency realized gain/(loss) have been reclassified to/from the following accounts during the fiscal period ended October 31, 2015:

                                                             $
                                                         ---------
     Undistributed Net Investment Income ............     783,278
     Accumulated Realized Loss ......................    (783,278)

These reclassifications have no impact on net assets or net asset value pershare.

As of October 31, 2015, the components of Accumulated Losses on a tax basis were as follows:
                                                           $
                                                       --------
     Undistributed Ordinary Income .................    773,523
     Capital Loss Carryforwards Short-Term .........   (371,594)
     Capital Loss Carryforwards Long-Term ..........   (606,439)
     Unrealized Depreciation .......................   (822,329)
     Other Temporary Differences ...................    762,525
                                                       --------
     Total Accumulated Losses ......................   (264,314)
                                                       ========

For Federal Income Tax purposes, the Fund may carry forward a net short term capital loss and a net long term capital loss to offset future capital gains, which are not subject to expiration.

Other temporary differences are primarily mark to market gain from open futures, unrealized gain/losses and capitalized dividend expense associated with short sale transactions.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

9.   DERIVATIVE TRANSACTIONS

The fair value of derivative instruments as of October 31, 2015 was as follows:

--------------------------------------------------------------------------------
           ASSET DERIVATIVES                    LIABILITY DERIVATIVES
--------------------------------------------------------------------------------
                                   ($)                                     ($)
--------------------------------------------------------------------------------
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS:*

COMMODITY CONTRACTS
  Net assets -- Unrealized               Net assets -- Unrealized
    appreciation on futures               depreciation on futures
    contracts                    41,741   contracts                      62,121
EQUITY CONTRACTS
  Net assets -- Unrealized               Net assets -- Unrealized
    appreciation on futures               depreciation on futures
    contracts                    12,995   contracts                     759,017
FOREIGN EXCHANGE CONTRACTS
  Net assets -- Unrealized               Net assets -- Unrealized
    appreciation on futures               depreciation on futures
    contracts                    24,752   contracts                      12,357
INTEREST RATE CONTRACTS
  Net assets -- Unrealized               Net assets -- Unrealized
    appreciation on futures               depreciation on futures
    contracts                    49,949   contracts                      61,892
                                 ------                                 -------
TOTAL DERIVATIVES NOT ACCOUNTED
  FOR AS HEDGING INSTRUMENTS     129,437                                895,387
                                 =======                                =======

* INCLUDES CUMULATIVE APPRECIATION/DEPRECIATION OF FUTURES CONTRACTS AS REPORTED IN THE CONSOLIDATED SCHEDULE OF INVESTMENTS. ONLY CURRENT DAY'S VARIATION MARGIN, AS OF OCTOBER 31, 2015 IS REPORTED WITHIN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES.

The tables below show the effect of derivative instruments on the Consolidated Statement of Operations for the period ended October 31,2015.

Amount of realized gain/(loss) on derivatives recognized in income:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGINGINSTRUMENTS

                                          FUTURES      SWAPS         TOTAL
                                            $            $             $
                                        ---------     -------       -------
Commodity contracts ...............      (52,786)          --       (52,786)
Equity contracts ..................     (272,716)     855,818       583,102
Foreign exchange contracts ........      (22,522)          --       (22,522)
Interest rate contracts ...........        9,269           --         9,269
                                        ---------     -------       -------
  Total ...........................     (338,755)     855,818       517,063
                                        =========     =======       =======

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

9.   DERIVATIVE TRANSACTIONS (CONTINUED)

Change in unrealized appreciation/(depreciation) on derivatives recognized in income:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS

                                         FUTURES        SWAPS         TOTAL
                                            $             $             $
                                       ---------       ------       ---------
Commodity contracts ...............     (20,380)           --        (20,380)
Equity contracts ..................    (746,022)           --       (746,022)
Foreign exchange contracts ........      12,395            --         12,395
Interest rate contracts ...........     (11,943)           --        (11,943)
                                       ---------       ------       ---------
  Total ...........................    (765,950)           --       (765,950)
                                       =========       ======       =========

10. SHARE TRANSACTIONS

Class I shares of beneficial interest in the Fund were offered during an initial offering period ending on September 30, 2015. During the initial offering period, Class I shares were offered at the offering price, which was $20.00 per share. Thereafter, the shares are offered on a continuous monthly basis (generally as of 4:00 p.m. Eastern Time on the last business day of each month (the "Closing Time"), at the NAV per share at that time. At each Closing Time, purchase orders received in proper form will be accepted by the Fund and deposited monies will be invested in the Fund as of the first business day of the next month following the acceptance of an investor's purchase order. For each investor, the Fund requires a minimum initial investment of $10,000 and minimum subsequent investments of $5,000. The Fund may waive these minimum investment requirements for one or more investors in its sole discretion. Because the Fund will pay the Adviser an incentive fee based on the Fund's performance, each investor must also be a "qualified client" as that term is defined in Rule 205-3 under the Investment Advisers Act of 1940. Class I shares are not listed on any securities exchange. There is no guarantee that a secondary market for Fund shares will develop. In addition, shares are subject to transfer restrictions, including a requirement that shares may be transferred only to persons who meet the Fund's eligibility requirements set forth in the prospectus. Shareholders will not have the right to redeem their shares. However, as described below, in order to provide some liquidity to shareholders, the Fund will conduct periodic repurchase offers for a portion of its outstanding shares.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

10.  SHARE TRANSACTIONS (CONTINUED)

As an interval fund, the Fund will make periodic offers to repurchase a portion of its outstanding shares at NAV per share. The Fund has adopted a fundamental policy, which cannot be changed without shareholder approval, to make repurchase offers once every three months. The pricing date for the Fund's first repurchase offer is expected to be March 31, 2016. As a result, an investment in the Fund made during the initial offering period must be held by the investor for at least six months.

For each repurchase offer, the Fund will offer to repurchase at least 5% of itstotal outstanding shares, unless the Fund's Board has approved a higher amount (but not more than 25% of total outstanding shares) for a particular repurchase offer. The Adviser currently expects under normal market circumstances to recommend that, at each repurchase offer, the Fund will offer to repurchase at least 15% of its total outstanding shares, subject to approval of the Board. It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of the shares they request for repurchase actually repurchased. There is no guarantee that the Fund will offer to repurchase more than 5% of its total outstanding shares (including all classes of shares) in any repurchase offer, and there is no guarantee that shareholders will be able to sell shares in an amount or at the time that they desire.

The share transactions for the period ended October 31, 2015 are shown below:

       SHARES TRANSACTIONS:
         CLASS I SHARES
         Issued ..................................    495,000
                                                      -------
         Increase in Class I shares ..............    495,000
                                                      -------

11.  RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with all investment companies, shareholders are subject to the risk investments could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Board is responsible for overseeing the Fund's service providers and, thus, has oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund's business (e.g., the Adviser is responsible for the day- to-day management of the Fund's and Subsidiary's portfolio investments) and, consequently, for managing the risks associated with that business. The Fund

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.  RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet its investment objective. Details of all risks, for which the Fund and Subsidiary are exposed to, are included in the Fund's prospectus and statement of additionalinformation.

A) MARKET RISK -- Market risk is the risk that changes in interest rates, foreign exchange rates or equity security prices will affect the positions held by the Fund making them less valuable. The Fund is exposed to market risk on financial instruments that are valued at market prices. The Fund's market risk is monitored on a regular basis by the Adviser in accordance with its policies and procedures.

     I) CURRENCY RISK -- As a result of the Fund's and Subsidiary's derivative investments denominated in, and/or receiving revenues in, non-U.S. currencies, the Fund and Subsidiary will be subject to currency risk. Currency risk is the risk that non-U.S. currencies will decline in value relative to the U.S. dollar, which would adversely affect the U.S. dollar value of an investment in the Fund and Subsidiary. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States orabroad.

     II) INTEREST RATE RISK -- Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Fund will invest in U.S. treasuries that will be interest bearing. The Fund's cash and cash equivalents also will expose them to interest rate risk.

     III) DERIVATIVES RISK -- The Fund's and Subsidiary's use of futures contracts, forward contracts, options and swaps will be subject to market risk and correlation risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's and Subsidiary's use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.  RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

A)   MARKET RISK (CONTINUED)

     III) DERIVATIVES RISK (CONTINUED)

          the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Each of these risks could cause the Fund and/or Subsidiary to lose more than the principal amount invested in a derivative instrument. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets and the ultimate impact of the regulations remains unclear. In addition, the SEC is considering implementing regulations that would govern the use of derivatives by registered investment companies, such as the Fund or Subsidiary, and such new regulations may require the Fund and/ or Subsidiary to alter its structure or operations.

     IV) OTHER PRICE RISK -- Other price risk is the risk that the fair value of the securities will fluctuate as a result of changes in market prices (other than those arising from interest rate, derivatives or currency risk), whether caused by factors specific to an individual instrument, its issuer or all the factors affecting all financial instruments in the market.

          All investments are valued at fair value, with fair value changes recognized in the Consolidated Statement of Operations. All changes in market prices directly affect net change in net assets resulting from operations in the Consolidated Statement of Changes in Net Assets. The Adviser, in accordance with the policies and procedures in place, monitors the risk on a regular basis.

B) CREDIT RISK -- Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. The carrying amounts of assets and liabilities will be an estimate of the maximum exposure at the Consolidated Statement of Assets and Liabilities date.

C) LIQUIDITY RISK -- Liquidity risk is the risk that the Fund and Subsidiary will encounter difficulty in meeting obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Exposure to liquidity risk arises because of the possibility that the Fund and/or Subsidiary could be required to pay its liabilities or redeem its shares earlier than expected.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS (CONTINUED)

D) COUNTERPARTY RISK -- The Fund and Subsidiary will be subject to the risk of the inability of any counterparty (including the Fund's or Subsidiary's custodian and clearing brokers and prime brokers used by the Fund or Subsidiary) to perform with respect to transactions, whether due to insolvency, bankruptcy or other causes. If there is a failure or default by the counterparty to such a transaction, the Fund or Subsidiary will have contractual remedies pursuant to the agreements related to the transaction but these may be of limited or no legal and/or commercial benefit depending on the financial position of the defaulting counterparty. The Fund and Subsidiary may not be able to recover all of its cash and/or securities in the event of the insolvency and bankruptcy of its custodian. These risks are heightened to the extent that the Fund or the Subsidiary gains a substantial amount of investment exposure indirectly through swaps.

E) SUBSIDIARY RISK -- The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

12.  INDEMNIFICATIONS

In the normal course of business the Fund and Subsidiary enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that the risk of loss to the Fund in connection with the Fund's indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

13.  SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the consolidated financial statements as of October 31, 2015.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of
Winton Diversified Opportunities Fund:

We have audited the accompanying consolidated statement of assets and liabilities of Winton Diversified Opportunities Fund (the "Fund") (and subsidiary), including the consolidated schedule of investments, as of October 31, 2015, and the related consolidated statement of operations, the consolidated statement of changes in net assets, and the consolidated financial highlights for the period September 30, 2015 (commencement of operations) through October 31, 2015. The consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of the Fund (and subsidiary) as of October 31, 2015, the results of their operations, the changes in their net assets, and the financial highlights for the period described above in the first paragraph, in conformity with U.S. generally accepted accounting principles.


                                    KPMG LLP

Philadelphia, Pennsylvania
December 23, 2015

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND

Set forth below are the names, age, position with the Fund, length of term of office, and theprincipal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Fund. Trustees who are deemed not to be "interested persons" of the Fund are referred to as "Independent Board Members." Mr. Doran is a Trustee who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Fund's Distributor. The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-330-9999. The following chart lists Trustees and Officers as of October 31, 2015.

---------------------------------------------------------------------------------------------------------------------
NAME,                POSITION(S)      PRINCIPAL OCCUPATION(S)     OTHER DIRECTORSHIPS
ADDRESS, AGE(1)      HELD WITH        DURING THE PAST 5 YEARS     HELD BY BOARD MEMBER(3)
                     THE TRUST AND
                     LENGTH OF
                     TIME SERVED (2)
---------------------------------------------------------------------------------------------------------------------
INTERESTED BOARD MEMBER (3,4)
---------------------------------------------------------------------------------------------------------------------
WILLIAM DORAN        Chairman of      Self-Employed               Current Directorships: Trustee of The
1701 Market Street   the Board of     Consultant since 2003.      Advisors' Inner Circle Fund, The Advisors'
Philadelphia, PA     Trustees         Partner at Morgan,          Inner Circle Fund II, The Advisors' Inner
19103                (Since 2015)     Lewis & Bockius LLP         Circle Fund III, Bishop Street Funds,
75 yrs. old                           (law firm) from 1976 to     SEI Daily Income Trust, SEI Institutional
                                      2003. Counsel to the        International Trust, SEI Institutional
                                      Trust, SEI Investments,     Investments Trust, SEI Institutional Managed
                                      SIMC, the Administrator     Trust, SEI Liquid Asset Trust, SEI Asset
                                      and the Distributor.        Allocation Trust, SEI Tax Exempt Trust,
                                                                  Adviser Managed Trust, New Covenant Funds,
                                                                  SEI Insurance Products Trust, The KP
                                                                  Funds, Winton Series Trust and O'Connor
                                                                  EQUUS (closed-end investment company).
                                                                  Director of SEI Investments (Europe), Limited,
                                                                  SEI Investments--Global Funds Services, Limited,
                                                                  SEI Investments Global, Limited, SEI Investments
                                                                  (Asia), Limited, SEI Asset Korea Co., Ltd.,
                                                                  SEI Global Nominee Ltd. and SEI Investments
                                                                  -- Unit Trust Management (UK) Limited. Director
                                                                  of the Distributor since 2003. Former Directorships:
                                                                  Director of SEI Alpha Strategy Portfolios, LP to 2013.
---------------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.

(2) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE FUND'S DECLARATION OF TRUST.

(3) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

(4)  BOARD MEMBER OVERSEES 1 FUND IN THE TRUST.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND (Continued)
--------------------------------------------------------------------------------------------------------------
NAME,                POSITION(S) HELD WITH   PRINCIPAL OCCUPATION(S)     OTHER DIRECTORSHIPS
ADDRESS, AGE(1)      THE TRUST AND LENGTH    DURING THE PAST 5 YEARS     HELD BY BOARD MEMBER(3)
                     OF TIME SERVED(2)
--------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (4)
--------------------------------------------------------------------------------------------------------------
JON HUNT             Trustee                 Retired since               Current Directorships: Trustee
64 yrs. old          (Since 2015)            2013. Consultant            of City National Rochdale
                                             to Management,              Funds, The Advisors' Inner
                                             Convergent Capital          Circle Fund III, O'Connor
                                             Management, LLC             EQUUS (closed-end
                                             ("CCM") from 2012 to        investment company) and
                                             2013. Managing Director     Winton Series Trust. Member
                                             and Chief Operating         of Independent Committee of
                                             Officer, CCM from 1998      Nuveen Commodities Asset
                                             to 2012.                    Management.
--------------------------------------------------------------------------------------------------------------
THOMAS LEMKE         Trustee                 Retired since 2013.         Current Directorships: Independent
61 yrs. old          (Since 2015)            Executive Vice President    Director of Victory Funds. Trustee of
                                             and General Counsel,        AXA Premier VIP Trust, The Advisors'
                                             Legg Mason, Inc. from       Inner Circle Fund III, O'Connor EQUUS
                                             2005 to 2013                (closed-end investment company),
                                                                         JP Morgan Active ETFs andWinton
                                                                         Series Trust. Former Directorships:
                                                                         Director of ICI Mutual Insurance
                                                                         Company to 2013.
--------------------------------------------------------------------------------------------------------------
RANDALL YANKER       Trustee                 Co-Founder and Senior       Current Directorships: Trustee of
55 yrs. old          (Since 2015)            Partner, Alternative        The Advisors' Inner Circle Fund
                                             Asset Managers, L.P.        III, O'Connor EQUUS (closed-end
                                             since 2004                  investment company) andWinton
                                                                         Series Trust.
--------------------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.

(2) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE DIES, RESIGNS, OR IS REMOVED IN ACCORDANCE WITH THE FUND'S DECLARATION OF TRUST.

(3) DIRECTORSHIPS OF COMPANIES REQUIRED TO REPORT TO THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES EXCHANGE ACT OF 1934 (I.E., "PUBLIC COMPANIES") OR OTHER INVESTMENT COMPANIES UNDER THE 1940 ACT.

(4)  BOARD MEMBERS OVERSEE 1 FUND IN THE TRUST.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND (Continued)

-----------------------------------------------------------------------------------------------------
NAME, AGE(1)         POSITION(S) HELD WITH   PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
                     THE TRUST AND LENGTH
                     OF TIME SERVED
-----------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------
MICHAEL BEATTIE      President               Managing Director at SEI Investments since 2011.
50 yrs. old          (since 2015)            Director of Client Service at SEI Investments from 2004
                                             to 2011.
-----------------------------------------------------------------------------------------------------
ROBERT NESHER        Vice Chairman           SEI employee 1974 to present; currentlyper forms
69 yrs. old          (since 2015)            various services on behalf of SEI Investments for which
                                             Mr. Nesher is compensated.
-----------------------------------------------------------------------------------------------------
STEPHEN CONNORS      Treasurer, Controller   Director, SEI Investments, Fund Accounting since
32 yrs. old          and Chief Financial     December 2015. Audit Manager, Deloitte & Touche LLP,
                     Officer                 from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly
                     (since 2015)            Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.
-----------------------------------------------------------------------------------------------------
DIANNE DESCOTEAUX    Vice President and      Counsel at SEI Investments since 2010. Associate at
38 yrs. old          Secretary               Morgan, Lewis & Bockius LLP from 2006 to 2010.
                     (since 2015)
-----------------------------------------------------------------------------------------------------
RUSSELL EMERY        Chief Compliance        Chief Compliance Officer of SEI Structured Credit
53 yrs. old          Officer                 Fund, LP since June 2007. Chief Compliance Officer
                     (since 2015)            of SEI Alpha Strategy Portfolios, LP from June 2007
                                             to September 2013. Chief Compliance Officer of
                                             The Advisors' Inner Circle Fund, Advisors' Inner
                                             Circle Fund II, Advisors' Inner Circle Fund III, Bishop
                                             Street Funds, SEI Institutional Managed Trust, SEI
                                             Asset Allocation Trust, SEI Institutional International
                                             Trust, SEI Institutional Investments Trust, SEI Daily
                                             Income Trust, SEI Liquid Asset Trust, SEITax Exempt
                                             Trust, Adviser Managed Trust, New Covenant Funds,
                                             SEI Insurance Products Trust, O'Connor EQUUS
                                             (closed-end investment company),Winton Series
                                             Trust and The KP Funds. Chief Compliance Officer
                                             of SEI Opportunity Fund, L.P. until 2010. Director of
                                             Investment Product Management and Development,
                                             SEI Investments, since February 2003.
-----------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE FUND (Continued)

----------------------------------------------------------------------------------------------------
NAME, AGE(1)         POSITION(S)HELD WITH      PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS
                     THE TRUST AND LENGTH
                     OF TIME SERVED
----------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
----------------------------------------------------------------------------------------------------
LISA WHITTAKER       Vice President and        Counsel at SEI Investments since 2012.Associate
37 yrs. old          Assistant Secretary       Counsel and Compliance Officer at The Glenmede Trust
                     (since 2015)              Company, N.A. from 2011 to 2012. Associate at Drinker
                                               Biddle & Reath LLP from 2006 to 2011.
----------------------------------------------------------------------------------------------------
JOHN KIM             Vice President and        Attorney, SEI Investment Company (2014-present).
34 yrs. old          Assistant Secretary       Associate, Stradley Ronon Stevens & Young, LLP
                     (since 2015)              (2009-2014).
----------------------------------------------------------------------------------------------------
BRIDGET E. SUDALL    Anti-Money Laundering     Anti-Money Laundering Compliance Officer and Privacy
35 yrs. old          Compliance Officer and    Officer since 2015. Senior Associate and AML Officer,
                     Privacy Officer           Morgan Stanley Alternative Investment Partners, April
                     (since 2015)              2011 to March 2015. Investor Services Team Lead,
                                               Morgan Stanley Alternative Investment Partners, July
                                               2007 to April 2011.
----------------------------------------------------------------------------------------------------

(1) UNLESS OTHERWISE NOTED, THE BUSINESS ADDRESS OF EACH TRUSTEE IS SEI INVESTMENTS COMPANY, 1 FREEDOM VALLEY DRIVE, OAKS, PENNSYLVANIA 19456.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the "1940 Act"), the advisory agreement (the "Agreement") of Winton Diversified Opportunities Fund (the "Fund") must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Fund's Board of Trustees (the "Board" or the "Trustees") who are not parties to the Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval.

Board meetings were held on March 3, 2015 and June 24, 2015 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meetings, the Trusteesrequested that Winton Capital US LLC (the "Adviser") furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meetings, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser's investment management personnel; (iii) the Adviser's operations and financial condition; (iv) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund's proposed advisory fees, including a performance fee, to be paid to the Adviser and overall fees and operating expenses compared with those of comparably managed mutual funds; (vi) the Adviser's compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser's policies on and compliance procedures for personal securities transactions; (viii) the Adviser's investment experience; (ix) the Adviser's rationale for introducing the Fund as well as the Fund's proposed objective and strategy; and (x) the Adviser's simulated performance in managing the investment strategy.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meetings to help the Trustees evaluate the Adviser's services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services to be provided bythe Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, the resources of the Adviser, and the Adviser's compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser's proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would besatisfactory.

COSTS OF ADVISORY SERVICES

In considering the advisory fees, including the performance fee, payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees reviewed the details of the performance based incentive fee to be charged to the Fund, noting that (a) it would be paid quarterly in arrears; (b) it is generally accrued as of the end of each business day and thus will be reflected in the Fund's net asset value; (c) it is equal to 20% of the Fund's investment profits attributable to each share for

                                           Winton Diversified Opportunities Fund
                                           For the period September 30, 2015
                                           (commencement of operations) through
[GRAPHIC OMITTED]                          October 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

such calendar quarter; and (d) it is paid only with respect to investment profits for the applicable calendar quarter in excess of unrecouped investment losses as of the end of the previous calendar quarter. The Trustees also reviewed reports prepared by the Fund's administrator comparing the Fund's net and gross expense ratios and advisory fees to those paid by a group of comparably managed mutual funds as classified by Lipper, an independent provider of investment company data. In this regard, the Board took into account the differences between the Fund and the peer group of funds selected by Lipper, which, unlike the Fund, were all mutual funds. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fees, including the performance fee, was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser's commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund's investment performance, the Adviser's profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

APPROVAL OF THE AGREEMENT

Based on the Board's deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees' counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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
















                      [This Page Intentionally Left Blank]

WIN-AR-002-0100

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is Thomas Lemke, and he is independent as defined in Form N-CSR Item 3 (a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Winton Diversified Opportunities Fund ("Fund").

KPMG billed the Fund aggregate fees for services rendered to the Fund for the fiscal year 2015 as follows:

--------------------------------------------------------------------------------------------------
                                                            2015
--------------------------------------------------------------------------------------------------
                                 All fees and          All fees and          All other fees
                                 services to           services to           and services
                                 the Fund that         service               to service
                                 were pre-approved     affiliates that       affiliates that
                                                       were pre-approved     did not
                                                                             require pre-
                                                                             approval
--------------------------------------------------------------------------------------------------
(a)      Audit Fees                  $55,000                N/A                 N/A
--------------------------------------------------------------------------------------------------
(b)      Audit-Related Fees              N/A                N/A                 N/A
--------------------------------------------------------------------------------------------------
(c)      Tax Fees                     $8,500                N/A                 N/A
--------------------------------------------------------------------------------------------------
(d)      All Other Fees                  N/A                N/A                 N/A
--------------------------------------------------------------------------------------------------

(e)(1) The Fund's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Fund may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by KPMG to non-audit services pursuant to waiver of pre-approval requirement were as follows:

--------------------------------------------------------------------------------
                                                          2015
--------------------------------------------------------------------------------
Audit-Related Fees                                        N/A
--------------------------------------------------------------------------------
Tax Fees                                                  N/A
--------------------------------------------------------------------------------
All Other Fees                                            N/A
--------------------------------------------------------------------------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for 2015 for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year was $8,500.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has adopted the following procedures regarding this matter:

1. Proxy Voting Responsibility - The Fund has delegated proxy voting responsibility to the Adviser. The Adviser's proxy voting policies and procedures are included Appendix B to the Fund's SAI.

2. Compliance Responsibility - The Adviser is responsible for monitoring compliance with its policy and procedures. The Fund's administrator is responsible for filing Form N-PX with the SEC pursuant to Rule 30b1-4 under the 1940 Act.

3. Disclosure - The Fund's administrator and counsel are responsible for ensuring that appropriate disclosure is made in the Fund's prospectus and SAI.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Fund Management

Winton Capital US LLC (the "Adviser") does not use a traditional portfolio manager structure when managing its clients' accounts, including the Fund. Rather, the Adviser employs a professional research team to perform statistical analysis on historical data related to financial markets in an attempt to identify profitable investment opportunities for its clients. The Adviser's research team includes individuals holding degrees in diverse fields ranging from astrophysics, machine learning, statistics, actuarial sciences and financial mathematics and is responsible for developing the automated computer-based investment system that forms the basis of the Fund's investment strategy. Messrs. Harding and Beddall, in their respective capacities as Chief Executive Officer and Chief Investment Officer of Winton Capital Group Limited, have ultimate responsibility for the investment system and how it operates. Therefore, Messrs. Harding and Beddall are primarily responsible for the management of the Fund's portfolio.

Mr. Harding, Chief Executive Officer of Winton Capital Group Limited, founded Winton Capital Group Limited and its affiliated companies (together, "Winton") in 1997. Prior to that, Mr. Harding founded Adam, Harding and Lueck Ltd, a commodity trading adviser, in 1987. Mr. Harding holds a degree in Natural Sciences specializing in Theoretical Physics from Cambridge University.

Mr. Beddall, Chief Investment Officer of Winton Capital Group Limited, joined Winton in 2001 as a researcher and was appointed Chief Investment Officer in 2008. Mr. Beddall holds a degree in Mathematics and Computer Science from Southampton University and an MSc in Applied Statistics from Birkbeck College, University of London.

(a)(2) Other Accounts Managed by Fund Management and Potential Conflicts of Interest

In addition to the Fund, Messrs. Harding and Beddall are responsible for the day-to-day management of certain other accounts, as listed below ("Other Accounts"). The information below is provided as of October 31, 2015.

-----------------------------------------------------------------------------------------------------------
                                 REGISTERED             OTHER POOLED
                          INVESTMENT COMPANIES        INVESTMENT VEHICLES           OTHER ACCOUNTS
                       ------------------------------------------------------------------------------------
                        NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF  TOTAL ASSETS
       NAME              ACCOUNTS   ($ MILLIONS)    ACCOUNTS    ($ MILLIONS)    ACCOUNTS   ($ MILLIONS)
-----------------------------------------------------------------------------------------------------------
David Winton Harding        2           $35           64(1)      $30,406(1)        92        $842(2)
-----------------------------------------------------------------------------------------------------------
Matthew David Beddall       2           $35           64(1)      $30,406(1)        92        $842(2)
-----------------------------------------------------------------------------------------------------------

(1) Includes 63 accounts with assets under management of approximately $30,238 million that are subject to performance- based advisory fees.

(2) Includes 3 accounts with assets under management of approximately $407 million that are subject to performance-based advisory fees.

CONFLICTS OF INTERESTS. A potential conflict of interest may arise as a result of Winton's provision of advisory services to Other Accounts. Other Accounts may pay higher management fees and/or performance fees than the Fund, and this could create an incentive for Winton to favor such funds in the allocation of investment opportunities.

Winton has implemented procedures that are designed to ensure that investment opportunities are allocated in a manner that: (i) treats all of its clients fairly and equitably; (ii) prevents conflict regarding allocation of investment opportunities among its clients; and (iii) complies with applicable regulatory requirements. For example, Winton uses an allocation algorithm designed to allocate all filled orders ratably based on a defined allocation procedure. Notwithstanding the foregoing, an aggregated order may be allocated on a different basis under certain circumstances depending on factors which include, but are not limited to, available cash, liquidity requirements, risk parameters and legal and/or regulatory requirements.

Winton and its investment personnel may hold investments in Other Accounts. This may create an incentive for Winton and its investment personnel to take investment actions based on those investment interests which might diverge, in some cases, from the interests of other clients or favor or disfavor certain funds over other funds. Any potential conflict that arises from these circumstances is mitigated by several factors, including: (i) the requirement that any material changes to Winton's investment system must be tested, reviewed and approved by Winton's investment management meeting; (ii) the fact that Winton's investment system is designed to achieve long-term capital appreciation as opposed to short-term profits; and (iii) the fact that most of Winton's investments are made in accordance with the signals produced by its investment system.

(a)(3) Compensation Structure of Fund Management Team

Compensation for Messrs. Harding and Beddall includes a fixed salary and (in the case of Mr. Beddall) may include a quarterly bonus (a portion of which may be deferred). The bonuses paid may be tied, in part, to the performance of the Fund or any other fund(s) advised by the Adviser or its affiliates. In addition, a portion of the bonus paid may be based on a variety of factors, including the financial performance of Winton and execution of the individual's responsibilities. Compensation is assessed in accordance with a remuneration policy (designed to support key business strategies without creating incentives for undue risk-taking) and is subject to approval by a remuneration committee chaired by an independent non-executive director of Winton.

(a)(4) Disclosure of Securities Ownership

The Fund is required to show the dollar amount range of each of Messrs. Harding's and Beddall's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). As of the date this filing, neither of Messrs. Harding or Beddall beneficially own shares of the Fund.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              Winton Diversified Opportunities Fund
Fund


By (Signature and Title)                  /s/ Michael Beattie
                                          ------------------------
                                          Michael Beattie
                                          President

Date: January 5, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Michael Beattie
                                          -------------------------
                                          Michael Beattie
                                          President

Date: January 5, 2016


By (Signature and Title)                  /s/ Stephen Connors
                                          --------------------------
                                          Stephen Connors
                                          Treasurer, Controller and
                                          Chief Financial Officer

Date: January 5, 2016